UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series
Global SmallCap Portfolio
High Income Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Managed Account Series, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 10/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Managed Account Series

SEMI-ANNUAL REPORT

OCTOBER 31, 2008 | (UNAUDITED)

U.S. Mortgage Portfolio

High Income Portfolio

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consoli-

dation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions — on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of 2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1,

the National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%
Small cap U.S. equities (Russell 2000 Index)	(24.39)	(34.16)
International equities (MSCI Europe, Australasia, Far East Index)	(41.21)	(46.62)
Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)	0.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)	(3.30)
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)	(25.41)

*Formerly a Lehman Brothers Index.
Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting

BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary U.S. Mortgage Portfolio

Portfolio Management Commentary

How did the Portfolio perform?
•Amid a severely challenging environment for mortgage securities,
Portfolio results underperformed the benchmark Barclays Capital
Mortgage-Backed Securities (MBS) Index (formerly the Lehman
Brothers MBS Index) for the six-month period.

What factors influenced performance?
•During the past six months, the Portfolio, like the Barclays Capital
MBS Index, was primarily invested in a multitude of mortgage-backed securities (“MBS”), including agency mortgage-pass through securities.
However, unlike the benchmark, we invested a portion of the Portfolio’s assets in the non-agency space, as well as commercial-mortgage-
backed securities (“CMBS”). While all major spread sectors posted negative excess returns for the period, the non-agency and CMBS sectors were especially poor performers. Agency MBS did see some purchasing activity following the Treasury Department’s decision to take
Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal
National Mortgage Association (“FNMA”) into conservatorship.

•With the notable exception of U.S. Treasury issues, the main sectors that comprise the investment-grade market posted negative excess returns for the six months. As a result, there was little opportunity outside of Treasuries to add value to the Portfolio. Nevertheless, we actively managed the Portfolio’s average duration, which had a net positive effect on performance for the period. Additionally, our bias toward a steeper yield curve proved advantageous.

Describe recent Portfolio activity.
•Due to reduced market liquidity, activity within the Portfolio was somewhat subdued. We did maintain a core positioning in the agency
MBS space, as well as the non-agency and CMBS areas. Trading activity primarily was focused on increasing coupons, as slower prepayments benefit premium mortgages. Toward the end of the period, we did trim the Portfolio’s allocations to non-agency and CMBS, as we feel agency
MBS are more likely to outperform in the near term.

Describe Portfolio positioning at period-end.
•At the end of the period, the Portfolio maintained a slightly long duration relative to the benchmark, with a more neutral curve bias. We continue to emphasize premium MBS coupons and CMBS, though to a lesser extent than earlier in the period. We feel that as the appetite for risk improves, these sectors would likely be the first to recover.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example
		Actual			Hypothetical[3]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2008	October 31, 2008	During the Period	May 1, 2008	October 31, 2008	During the Period
U.S. Mortgage Portfolio
(excluding interest expense)	$1,000	$962.20	$0.00[1]	$1,000	$1,025.50	$0.00[1]
U.S. Mortgage Portfolio
(including interest expense)	$1,000	$962.20	$1.45[2]	$1,000	$1,024.02	$1.50[2]

1 Expenses are equal to the Portfolio’s annualized expense ratio of 0% multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period shown).
2 Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period shown).
3 Hypothetical 5% semi-annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

4 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

U.S. Mortgage Portfolio

Total Return Based on a $10,000 Investment

1 Assuming transaction costs, if any, and other operating expenses, including administration fees.
2 U.S. Mortgage Portfolio invests primarily in mortgage-related securities.
3 This unmanaged Index includes the mortgage-backed pass through securities of the Government National Mortgage Association, the Federal
National Mortgage Association and the Federal Home Loan Mortgage Corporation that meet certain maturity and liquidity criteria.
4 Commencement of operations.

Performance Summary for the Period Ended October 31, 2008
			Average Annual Total Returns[5]
	Standardized	6-Month
	30-Day Yield	Total Returns	1 Year	Since Inception[6]
U.S. Mortgage Portfolio	5.58%	(3.78)%	(0.56)%	2.85%
Barclays Capital Mortgage-Backed Securities Index	—	0.00	4.62	4.78
[5] See “About Fund Performance” on page 12.
[6] The Portfolio commenced operations on July 29, 2005.
Past performance is not indicative of future results.

Fund Profile as of October 31, 2008
	Percent of		Percent of
	Long-Term		Long-Term Investments
Portfolio Composition	Investments	Credit Quality Allocations[7]	10/31/08	4/30/08

U.S. Government Agency Mortgage-Backed Securities	91%	AAA/Aaa	9%	99%
Non-U.S. Government Agency Mortgage-Backed Securities	8	Not Rated	91	1
U.S. Government Agency Mortgage-Backed Securities —
		[7] Using the higher of Standard & Poor’s (S&P’s) or Moody’s Investors Service
Collateralized Mortgage Obligations	1	(Moody’s) ratings.

MANAGED ACCOUNT SERIES OCTOBER 31, 2008 5

Fund Summary High Income Portfolio

Portfolio Management Commentary

How did the Portfolio perform?
•Portfolio results outperformed that of the benchmark Barclays Capital
U.S. Corporate High Yield 2% Issuer Cap Index for the six-month period.

What factors influenced performance?
•The Portfolio’s allocation to floating-rate bank loan securities was a large contributor to relative performance. Along with most asset classes, bank loans were hurt during the period, but they did outperform the traditional high yield market represented by the benchmark. In addition, perform-
ance benefited from security selection within CCC-rated credits, the
Portfolio’s cash allocation, and exposure to the media non-cable sector.

•Weakness in the overall high yield market, due to macroeconomic headwinds and the severe ongoing credit crunch, detracted from performance. The Portfolio’s underweight in BB-rated securities detracted from performance, as higher-quality non-investment-grade issues outperformed their lower-quality counterparts. Exposure to the paper sector also hindered the Portfolio’s performance.

Describe recent Portfolio activity.
•Throughout the majority of the period, the Portfolio maintained a cautious view on the high yield market and the overall economy, allocating assets toward more defensive sectors.

•The Portfolio continued to hold a moderate exposure to cash and bank loan securities. Though bank loans have performed poorly on an absolute basis, Portfolio management believes they currently offer great value and are somewhat less vulnerable to the economic slowdown in comparison to many high yield companies.

•As high yield valuations became very cheap and spreads widened to historical levels near the end of the period, we began to adopt a more positive outlook on the high yield market. We subsequently reduced the
Portfolio’s cash balance to purchase good relative-value credits, which were trading at significant discounts.

Describe Portfolio positioning at period-end.
•At period-end, the Portfolio was underweight in BB-rated and B-rated securities, and was slightly overweight in CCC-rated securities. The
Portfolio was overweight in the wirelines, metals and wireless sectors, and was underweight in home construction, information technology and pipelines.

•Though high yield default rates continue to move slowly but steadily higher and liquidity remains challenged, overall risk is somewhat balanced by the decent fundamental condition of many high yield companies.

•Going forward, volatility is expected to continue, but we believe the Port-
folio is well-positioned to mitigate these risks and perform competitively.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2008	October 31, 2008	During the Period[1]	May 1, 2008	October 31, 2008	During the Period[1]
High Income Portfolio	$1,000	$764.30	$0.00	$1,000	$1,025.50	$0.00
[1] Expenses are equal to the Portfolio’s annualized expense ratio of 0% multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

6 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

High Income Portfolio

Total Return Based on a $10,000 Investment

1 Assuming transaction costs, if any, and other operating expenses, including administration fees.
2 High Income Portfolio normally invests more than 90% of its assets in fixed income securities, such as corporate bonds and notes, mortgage-
backed securities, asset-backed securities, convertible securities, preferred securities and government obligations.
3 This unmanaged Index is comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
4 Commencement of operations.

Performance Summary for the Period Ended October 31, 2008
			Average Annual Total Returns[5]
	Standardized	6-Month
	30-Day Yield	Total Returns	1 Year	Since Inception[6]
High Income Portfolio	15.10%	(23.57)%	(24.47)%	(3.24)%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	—	(24.86)	(25.41)	(4.47)
[5] See “About Fund Performance” on page 12.
[6] The Portfolio commenced operations on July 29, 2005.
Past performance is not indicative of future results.

Fund Profile as of October 31, 2008
	Percent of		Percent of
Five Largest Industries	Net Assets		Long-Term Investments
Media	12%	Credit Quality Allocations[7]	10/31/08	4/30/08
Oil, Gas & Consumable Fuels	9	A/A	3%	1%
Diversified Telecommunication Services	7	BBB/Baa	8	6
Diversified Financial Services	7	BB/Ba	31	28
Independent Power Producers & Energy Traders	7	B/B	40	50
For Portfolio compliance purposes, the Portfolio’s industry classifications refer		CCC/Caa	12	12
to any one or more of the industry sub-classifications used by one or more		CC/Ca	—	1
widely recognized market indexes or ratings group indexes, and/or as defined		Not Rated	3	1
by Portfolio management. This definition may not apply for purposes of this
report, which may combine industry sub-classifications for reporting ease.		Other[8]	3	1
		[7] Using the higher of S&P’s or Moody’s ratings.
		[8] Includes portfolio holdings in common and preferred stocks.

MANAGED ACCOUNT SERIES OCTOBER 31, 2008 7

Fund Summary Global SmallCap Portfolio

Portfolio Management Commentary

How did the Fund perform?
•Amid a difficult environment for global equities, the Portfolio outperformed the MSCI World Index and the MSCI World SmallCap Index for the six-
month period.

What factors influenced performance?
•A defensive cash position, combined with effective stock selection in the information technology (IT) and financials sectors, accounted for the majority of the Portfolio’s outperformance of the MSCI World
SmallCap Index.

•Over the last few months, as we grew increasingly concerned about the outlook for global equity markets, our primary focus was protecting investor capital. As a result, we held a sizable cash position in the Portfolio, which provided an important buffer, as we saw stocks across all geogra-
phies fall sharply. In the IT sector, a diverse group of U.S.
companies, including Microsemi Corp., Activision Blizzard, Inc. and
Polycom, Inc., contributed significantly to the Portfolio’s performance. Stock selection in financials, primarily in the capital markets sub-
industry, also boosted comparative performance. In particular, Portfolio holdings Stifel Financial Corp. (U.S.) and Lazard Ltd. (Bermuda) were standout performers, as both firms avoided many of the problems plaguing their large-cap peers.

•From a geographic perspective, the Portfolio’s underweight and positive stock selection in Western Europe proved most advantageous.

•Detracting from Portfolio performance were stock selection in the energy and industrials sectors, which performed poorly as the likelihood of a global recession increased. Despite performing well in the first part of the year, energy infrastructure-related holdings, including
Marie Tecnimont SpA (Italy), Vestas Wind Systems (Denmark) and
EnergySolutions, Inc. (U.S.), registered significant declines for the period.
In the materials sector, coal producers, such as Grande Cache Coal
Corp. (Canada) and MacArthur Coal Ltd. (Australia), had the greatest negative impact on relative results.

•Regionally, the Portfolio’s weakest results were in Hong Kong and China.

Describe recent Portfolio activity.
•During the period, we added to the Portfolio’s investment in financials, while lowering its exposure to the energy sector. Regionally, we increased investments in the U.S. and Japan, while reducing exposure to other developed markets, such as the U.K., Canada and Australia.

Describe Portfolio positioning at period-end.
•At period-end, the Portfolio’s largest overweight positions relative to the MSCI World SmallCap Index were in the health care and consumer staples sectors, while it held significant underweights in consumer discretionary and industrials. The Portfolio remains diversified globally, with an overweight in emerging markets coming at the expense of the allocations to the U.S. and Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of October 31, 2008
Percent of
Ten Largest Equity Holdings	Net Assets
Cullen/Frost Bankers, Inc	1%
Merit Medical Systems, Inc	1
Petrohawk Energy Corp	1
Amlin Plc	1
Zoran Corp	1
Citrix Systems, Inc	1
Covanta Holding Corp	1
Ryanair Holdings Plc	1
Marvel Entertainment, Inc	1
Hikma Pharmaceuticals Plc	1

Percent of
Five Largest Industries	Net Assets
Insurance	6
Semiconductors & Semiconductor Equipment	5
Oil, Gas & Consumable Fuels	3
Health Care Equipment & Supplies	3
Software	3

Percent of
Long-Term
Geographic Allocations	Investments
United States	53%
Japan	10
United Kingdom	9
Canada	3
Germany	3
France	3
Australia	2
Israel	2
Other[1]	15

1 Other includes a 1% investment in each country as follows: India, Denmark,
Italy, Bermuda, Ireland, Singapore, Philippines, Cayman Islands, Mexico, Spain,
Malaysia, Norway, South Africa, Switzerland and Brazil.
For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

8 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Global SmallCap Portfolio

Total Return Based on a $10,000 Investment

1 Assuming transaction costs, if any, and other operating expenses, including administration fees.
2 Global SmallCap Portfolio invests primarily in small cap companies including emerging growth companies.
3 This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
4 This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets.
5 Commencement of operations.

Performance Summary for the Period Ended October 31, 2008
		Average Annual Total Returns[6]
	6-Month
	Total Returns	1 Year	Since Inception[7]
Global SmallCap Portfolio	(31.88)%	(39.10)%	(1.39)%
MSCI World Index	(35.84)	(41.85)	(4.97)
MSCI World Small Cap Index	(37.31)	(45.63)	(8.14)

6 See “About Fund Performance” on page 12.
7 The Portfolio commenced operations on August 2, 2005.
Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2008	October 31, 2008	During the Period[1]	May 1, 2008	October 31, 2008	During the Period[1]
Global SmallCap Portfolio	$1,000	$681.20	$0.00	$1,000	$1,025.20	$0.00

1 Expenses are equal to the Portfolio’s annualized expense ratio of 0% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

9

Fund Summary Mid Cap Value Opportunities Portfolio

Portfolio Management Commentary

How did the Portfolio perform?
•The Portfolio modestly outperformed the benchmark S&P MidCap 400
Index in a significantly challenging environment for equities.

What factors influenced performance?
•Relative to the S&P MidCap 400 Index, results benefited from holdings in the information technology (IT), consumer staples, utilities and health-
care sectors, while results were hindered by holdings in the financial services sector. CNET Networks, Inc., an internet content provider, was the standout performer on news that CBS would acquire the company at a significant premium.

•Stock selection in the consumer staples sector was also favorable as
Portfolio holding Clorox Co., a household products company, reported earnings that surpassed analysts’ expectations. Moderate outperfor-
mance in the healthcare sector also helped as a range of stocks, includ-
ing equipment & supplies, providers and tools, and life sciences com-
panies contributed favorably.

•The financial services sector, by contrast, detracted from relative results.
Life insurance and long term care provider, Conseco Inc., suffered the most on widespread fears about investment exposures and the com-
pany’s long term care business. Shares of FelCor Lodging Trust, Inc. and
Brandywine Realty Trust in the real estate investment trust (REIT) sub-
sector also declined as cap rates increased and tighter credit prevailed.

•Sector positioning in the energy sector benefited performance. We signif-
icantly reduced the Portfolio’s energy exposure, which cushioned the effects of the severe energy sell-off from mid-July through September.

•The Portfolio was appropriately positioned in the financial services sector, but our decision to overweight the life insurance subsector and to underweight the commercial bank subsector had a significant nega-
tive allocation effect. Commercial banks significantly outperformed insurance stocks in response to passage of the Troubled Asset Relief
Program (TARP).

Describe recent Portfolio activity.
•We increased the Portfolio’s weighting in consumer discretionary stocks, with an emphasis on homebuilders and select retailers. These areas have historically outperformed by a wide margin from market troughs. We also added to healthcare stocks including Cerner Corp., a healthcare IT provider, and Medicis Pharmaceutical Corp., a specialty pharmaceutical company.

•We reduced exposure to the financial services sector. We sold shares of
FelCor Lodging Trust, Inc. and Alexandria Real Estate Equities, Inc. and
trimmed exposure to People’s United Financial, Inc. In the IT sector, we took advantage of the pending acquisition of CNET Networks, Inc. by
CBS and eliminated the entire position.

Describe Portfolio positioning at period-end.
•Relative to the S&P MidCap 400 Index, the Portfolio ended the period with underweighted exposure to materials and consumer staples stocks, and overweighted exposure to consumer discretionary stocks as a result of recent purchases in homebuilding and multi-line retail.

•The Portfolio ended the period with underweighted investments in finan-
cial services, with the most pronounced underweighting in the REIT subsector. Industrial stocks were also underweighted, based on our concerns about a global economic slowdown.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	May 1, 2008	October 31, 2008	During the Period[1]	May 1, 2008	October 31, 2008	During the Period[1]
Mid Cap Value Opportunities Portfolio	$1,000	$691.00	$0.00	$1,000	$1,025.20	$0.00
[1] Expenses are equal to the Portfolio’s annualized expense ratio of 0% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

10 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Fund Summary Mid Cap Value Opportunities Portfolio

Total Return Based on a $10,000 Investment

1 Assuming transaction costs, if any, and other operating expenses, including administration fees.
2 Mid Cap Value Opportunities Portfolio invests primarily in mid cap companies and follows an investing style that favors value investments.
3 This unmanaged Index is a market value-weighted index that consists of 400 domestic stocks and measures the performance of the mid-size company segment of the U.S. market.
4 Commencement of operations.

Performance Summary for the Period Ended October 31, 2008
		Average Annual Total Returns[5]
	6-Month
	Total Returns	1 Year	Since Inception[6]
Mid Cap Value Opportunities Portfolio	(30.90)%	(37.25)%	(5.13)%
S&P MidCap 400 Index	(31.72)	(36.46)	(6.04)
[5] See “About Fund Performance” on page 12.
[6] The Portfolio commenced operations on 8/02/05.
Past performance is not indicative of future results.

Fund Profile as of October 31, 2008
Percent of
Ten Largest Equity Holdings	Net Assets
OGE Energy Corp.	4%
Wisconsin Energy Corp.	4
Alliant Energy Corp.	3
Tellabs, Inc.	3
TIBCO Software, Inc.	3
Novell, Inc.	3
Medicis Pharmaceutical Corp. Class A	3
KB Home	2
Hercules, Inc.	2
Cerner Corp.	2

Percent of
Five Largest Industries	Net Assets
Multi-Utilities	11%
Household Durables	6
Software	5
Machinery	5
Chemicals	4

Percent of
Long-Term
Sector Representation	Investments
Consumer Discretionary	15%
Information Technology	14
Health Care	12
Financials	12
Industrials	11
Utilities	11
Energy	7
Materials	6
Consumer Staples	3
Other[1]	9

1 Includes portfolio holdings in certain exchange-traded funds.
For Portfolio compliance purposes, the Portfolio’s sector and industry classifica-
tions refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

MANAGED ACCOUNT SERIES OCTOBER 31, 2008 11

About Fund Performance Managed Account Series

None of the past results shown should be considered a representation of future performance. Current performance data may be lower or higher than the performance data quoted. Call toll free, (800) 441-7762, to obtain performance data current to the most recent month end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of capital shares. Figures shown in the performance tables on pages 5 – 11 assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date for the U.S. Mortgage Portfolio and
High Income Portfolio and on the ex-dividend date for the Global Small
Cap Portfolio and Mid Cap Value Opportunities Portfolio. Investment
return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Disclosure of Expenses

Shareholders of each Portfolio may incur the following charges: (a)
expenses related to transactions, including sales charges and redemp-
tion fees; and (b) operating expenses including advisory fees, distribu-
tion fees including 12b-1 fees, and other Portfolio expenses. The expense example on pages 4 – 11 (which is based on a hypothetical investment of $1,000 invested on May 1, 2008 and held through October 31, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in each Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Schedule of Investments October 31, 2008 (Unaudited) U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Agency	Par		Non-U.S. Government Agency	Par
Mortgage-Backed Securities	(000)	Value	Mortgage-Backed Securities	(000)	Value
Fannie Mae Guaranteed Pass Through Certificates:			Collateralized Mortgage Obligations — 18.5%
4.50%, 12/15/23 – 11/15/38 (a)	$ 6,500	$ 6,050,467	Banc of America Mortgage Securities Inc.:
5.00%, 11/15/23 – 7/01/37 (a)	47,601	45,322,063	Series 2003-3 Class 2A1,
5.50%, 8/01/34 – 11/15/38 (a)(b)	147,480	144,037,046	3.809%, 5/25/18 (d)	$ 206	$ 200,455
6.00%, 4/01/36 – 10/01/38	9,739	9,739,238	Series 2003-10 Class 1A6,
6.50%, 8/01/37 – 12/15/38 (a)	10,024	10,154,536	3.709%, 1/25/34 (d)	314	300,526
Freddie Mac Mortgage Participation Certificates:			CS First Boston Mortgage Securities Corp.:
5.00%, 12/01/36	6,176	5,850,959	Series 2004-1 Class 4A1, 5%, 2/25/19	587	538,421
5.50%, 8/01/37 – 12/15/38 (a)	34,989	34,091,800	Series 2004-6 Class 5A1, 4.50%, 9/25/19	501	451,620
6.00%, 10/01/36 – 11/15/38 (a)	11,536	11,516,184	Countrywide Alternative Loan Trust:
6.50%, 12/15/38 (a)	2,000	2,023,124	Series 2004-12CB Class 1A1, 5%, 7/25/19	546	495,417
Ginnie Mae MBS Certificates:			Series 2004-24CB Class 2A1, 5%, 11/25/19	568	481,090
5.00%, 5/15/35 – 5/15/36	2,425	2,318,189	Series 2004-J8 Class 4A1, 6%, 2/25/17	378	361,634
5.50%, 12/21/38 (a)	2,400	2,342,625	Series 2005-3CB Class 1A4, 5.25%, 3/25/35	248	205,638
6.00%, 11/15/34 – 12/21/38 (a)	5,727	5,718,024	Series 2005-21B Class A17, 6%, 6/25/35	900	674,281
6.50%, 1/15/32 – 11/15/38 (a)	6,395	6,465,935	Series 2005-21CB Class A3, 5.25%, 6/25/35	739	603,828
Total U.S. Government Agency Mortgage-Backed			Series 2005-23CB Class A15, 5.50%, 7/25/35	1,074	781,427
Securities — 220.0%		285,630,190	Series 2005-28CB Class 1A5, 5.50%, 8/25/35	1,322	1,149,656
			Series 2005-86 Class A8, 5.50%, 2/25/36	982	815,495
			Series 2006-19Cb Class A15, 6%, 8/25/36	1,320	1,065,087
			Series 2006-32CB Class A10, 6%, 11/25/36	906	762,451
U.S. Government Agency Mortgage-Backed			Series 2006-41CB Class 1A3, 6%, 1/25/37	770	588,593
Securities — Collateralized Mortgage Obligations			Series 2006-41CB Class 2A17, 6%, 1/25/37	1,005	738,288
Fannie Mae Trust Series:			Series 2006-43CB Class 1A7, 6%, 2/25/37	438	337,755
2006-125 Class SM, 3.941%, 1/25/37 (c)(d)	2,892	329,917	Series 2007-2CB Class 1A15, 5.75%, 3/25/37	978	750,461
2008-13 Class FB, 4.019%, 3/25/38 (d)	925	901,649	Series 2007-16CB Class 1A7, 6%, 8/25/37	1,019	813,323
2008-13 Class SB, 2.981%, 3/25/38 (c)(d)	2,158	151,867	Series 2008-2R Class 2A1, 6%, 8/25/37	809	566,415
Freddie Mac Multiclass Certificates Series:			Series 2008-2R Class 3A1, 6%, 8/25/37	1,055	685,398
2411 Class FJ, 4.938%, 12/15/29 (d)	35	34,351	Series 2008-2R Class 4A1, 6.25%, 8/25/37	1,802	1,315,440
2971 Class GD, 5%, 5/15/20	950	886,844	Countrywide Home Loan Mortgage
3288 Class SJ, 1.543%, 3/15/37 (c)(d)	1,659	115,704	Pass-Through Trust:
Total U.S. Government Agency Mortgage-Backed			Series 2004-HYB1 Class 2A, 4.269%, 5/20/34 (d)	664	665,175
Securities — Collateralized Mortgage			Series 2004-J1 Class 1A1, 4.50%, 1/25/19	334	307,704
Obligations — 1.9%		2,420,332	Deutsche Alt-A Securities, Inc. Alternate Loan Trust
			Series 2005-1 Class 1A1, 3.759%, 2/25/35 (d)	955	680,406
			First Horizon Alternative Mortgage Securities Series
			2005-FA1 Class 1A4, 5.50%, 3/25/35	379	329,057
			GSR Mortgage Loan Trust:
Asset-Backed Securities			Series 2006-0A1 Class 2A1,
Citibank Credit Card Master Trust I Series 1997-4			3.449%, 8/25/46 (d)	596	355,623
Class B, 3.107%, 3/10/11 (d)	75	73,689	Series 2007-3F Class 1A2, 5%, 5/25/37	520	435,842
Countrywide Asset Backed Certificates Series			Indymac INDA Mortgage Loan Trust Series
2004-6 Class 2A4, 3.709%, 11/25/34 (d)	164	134,719	2007-AR1 Class 3A1, 6.027%, 3/25/37 (d)	616	476,281
Discover Card Master Trust I Series 2003-4			JPMorgan Mortgage Trust Series 2004-S2
Class A1, 4.67%, 5/15/11 (d)	325	324,554	Class 5A1, 5.50%, 12/25/19	506	464,363
Irwin Home Equity Corp. Series 2005-C Class 1A1,			Merrill Lynch Mortgage Investors, Inc. Series
3.519%, 4/25/30 (d)	67	63,584	2006-A3 Class 3A1, 5.825%, 5/25/36 (d)(e)	251	154,140
Merrill Lynch First Franklin Mortgage Loan Trust			Residential Accredit Loans, Inc.:
Series 2007-1 Class A2A, 3.379%, 4/25/37 (d)(e)	515	474,253	Series 2002-QS18 Class A1, 5.50%, 12/25/17	1,029	984,688
Total Asset-Backed Securities — 0.8%		1,070,799	Series 2005-QS13 Class 1A5, 5.50%, 9/25/35	326	275,618
			Residential Funding Mortgage Securities I Series
			2007-S2 Class A3, 6%, 2/25/37	1,715	1,553,444

See Notes to Financial Statements. MANAGED ACCOUNT SERIES OCTOBER 31, 2008 13

Schedule of Investments (continued) U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-U.S. Government Agency	Par			Par
Mortgage-Backed Securities	(000)	Value	TBA Sale Commitments	(000)	Value
Collateralized Mortgage Obligations (concluded)			Fannie Mae Guaranteed Pass Through Certificates:
Structured Asset Securities Corp. Series 2005-3			5.00%, 11/15/23 – 7/01/37	(15,200)	(14,404,782)
Class 1A5, 5%, 3/25/35	$ 509	$ 363,426	5.50%, 8/01/34 – 11/15/38	(145,100)	(141,831,768)
Wells Fargo Alternative Loan Trust Series 2007-PA2			6.00%, 4/01/36 – 10/01/38	(1,200)	(1,199,943)
Class 1A1, 6%, 6/25/37	3,414	2,148,684	6.50%, 8/01/37 – 12/15/38	(8,200)	(8,315,923)
Wells Fargo Mortgage Backed Securities Trust			Freddie Mac Mortgage Participation Certificates:
Series 2007-8 Class 2A2, 6%, 7/25/37	265	204,660	5.00%, 12/01/36	(1,300)	(1,230,769)
		24,081,810	Total TBA Sale Commitments
Commercial Mortgage-Backed Securities — 1.9%			(Proceeds — $170,264,406) — (128.6)%		(166,983,185)
Citigroup Commercial Mortgage Trust Series			Total Investments Net of Borrowed Bond
2008-C7 Class A4, 6.096%, 12/10/49 (d)	500	385,948	Agreements, Borrowed Bonds and TBA Sale
Commercial Mortgage Loan Trust Series 2008-LS1			Commitments — 117.0%		151,874,786
Class A4B, 6.020%, 12/10/49 (d)	500	383,875	Liabilities in Excess of Other Assets — (17.0)%		(22,045,880)
GS Mortgage Securities Corp. II Series 2007-GG10			Net Assets — 100.0%		$129,828,906
Class A4, 5.799%, 8/10/45 (d)	2,200	1,654,740

		2,424,563	* The cost and unrealized appreciation (depreciation) of investments, as of October
Total Non-U.S. Government Agency Mortgage-Backed			31, 2008, as computed for federal income tax purposes, were as follows:
Securities — 20.4%		26,506,373	Aggregate cost		$329,311,897
Total Long-Term Investments			Gross unrealized appreciation		$ 240,741
(Cost — 325,308,815) — 243.1%		315,627,694	Gross unrealized depreciation		(10,139,125)
			Net unrealized depreciation		$ (9,898,384)
			(a) Represents or includes a to-be-announced transaction. The Portfolio has com-
Short-Term Securities			mitted to purchasing securities for which all specific information is not available
			at this time.
U.S. Treasury Bills, 0.87%, 1/29/09	1,000	997,940
			(b) All or a portion of security has been pledged as collateral in connection with
	Beneficial		open financial futures contracts.
	Interest
	(000)		(c) Represents the interest-only portion of a mortgage-backed security and has
			either a nominal or notional amount of principal.
BlackRock Liquidity Series, LLC
Cash Sweep Series, 4.60% (e)(f)	2,788	2,787,879	(d) Variable rate security. Rate shown is as of report date.
Total Short-Term Securities
(Cost — $3,785,819) — 2.9%		3,785,819
Total Investments Before Borrowed Bond
Agreements, Borrowed Bonds and TBA Sale
Commitments (Cost — $329,094,634*) — 246.0%		319,413,513
	Par
Borrowed Bond Agreements	(000)
Credit Suisse Group, NY, purchased on 6/18/2008
to yield 1.65% to 6/18/2009	12,935	12,935,000
Total Borrowed Bond Agreements
(Cost — $12,935,000) — 10.0%		12,935,000
Borrowed Bonds
U.S. Treasury Note, 3.50%, 5/31/13	$ (13,000)	$ (13,490,542)
Total Borrowed Bonds
(Proceeds — $12,887,741) — (10.4)%		(13,490,542)

See Notes to Financial Statements. 14 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Schedule of Investments (continued) U.S. Mortgage Portfolio

(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
	Purchase	Sale	Realized
Affiliate	Cost	Cost	Gain (Loss)	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$2,787,879*	—	—	$150,146
Merrill Lynch First Franklin Mortgage
Loan Trust Series 2007-1 Class A2A,
3.379%, 4/25/37	—	$206,433	$15,538	$ 24,385
Merrill Lynch Mortgage Investors, Inc.
Series 2006-A3 Class 3A1,
5.825%, 5/25/36	$174,653	$1,227,677	$ (797)	$ 23,647

* Represents net purchase cost.
(f) Represents the current yield as of report date.

• Financial futures contracts purchased as of October 31, 2008 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
207	5-Year U.S. Treasury Bond	December 2008	$23,585,141	$ (140,774)

• Financial futures contracts sold as of October 31, 2008 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
72	10-Year U.S. Treasury Bond	December 2008	$ 8,251,481	$ 109,856

• Swaps outstanding as of October 31, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Receive a fixed rate of 2.805% and pay a
floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires February 2010	$ 5,700	$ 12,808
Receive a fixed rate of 2.63% and pay a
floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires March 2010	25,600	7,121
Pay a fixed rate of 2.705% and receive a
floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires April 2010	17,700	15,274
Pay a fixed rate of 2.71% and receive a
floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires October 2010	9,500	18,125
Receive a fixed rate of 3.4325% and pay a
floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires April 2013	16,000	(196,976)
Pay a fixed rate of 4.28% and receive a
floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires June 2013	7,000	(157,666)

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Receive a fixed rate of 4.03% and pay a
floating rate based on 3-month LIBOR
Broker, UBS Securities
Expires October 2013	$26,100	$ 141,836
Pay a fixed rate of 3.51% and receive a
floating rate based on 3-month LIBOR
Broker, UBS Securities
Expires October 2013	33,100	552,787
Receive a fixed rate of 4.888% and pay a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires November 2017	500	17,874
Pay a fixed rate of 4.879% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires November 2017	1,000	(35,345)
Pay a fixed rate of 4.897% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires November 2017	1,000	(36,398)
Receive a fixed rate of 4.4% and pay a
floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires May 2018	4,300	(13,136)

See Notes to Financial Statements. MANAGED ACCOUNT SERIES OCTOBER 31, 2008 15

Schedule of Investments (concluded) U.S. Mortgage Portfolio

Swaps outstanding as of October 31, 2008 (concluded):
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 4.8025% and pay a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires June 2018	$ 7,000	$ 200,953
Receive a fixed rate of 4.86549% and pay a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires June 2018	7,000	234,854
Pay a fixed rate of 4.577% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires August 2018	15,800	(152,609)
Pay a fixed rate of 4.205% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG
Expires September 2018	4,300	86,324
Receive a fixed rate of 4.2225% and pay a
floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires October 2018	2,200	(45,303)
Total		$ 650,523

•Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-
work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Portfolio’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2008 in deter-
mining the fair value of the Portfolio’s investments:

Valuation	Investments in	Borrowed	Other Financial
Inputs	Securities	Bonds	Instruments*
Level 1	$ (17,075,310)	—	$(30,918)
Level 2	182,440,638	$(13,490,542)	650,523
Level 3	—	—	—
Total	$165,365,328	$(13,490,542)	$619,605
* Other financial instruments are futures and swaps.

See Notes to Financial Statements. 16 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Schedule of Investments October 31, 2008 (Unaudited) High Income Portfolio (Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Aerospace & Defense — 1.6%				Communications Equipment — 0.3%
DRS Technologies, Inc., 6.625%, 2/01/16	USD	250	$ 247,500	Nortel Networks Ltd., 9.003%, 7/15/11 (c)	USD	430	$ 233,275
Hexcel Corp., 6.75%, 2/01/15		150	114,000	Construction & Engineering — 0.2%
L-3 Communications Corp., 5.875%, 1/15/15		1,080	885,600	Dycom Industries, Inc., 8.125%, 10/15/15		300	202,500
TransDigm, Inc., 7.75%, 7/15/14		120	96,000
				Construction Materials — 0.8%
			1,343,100	Caue Finance Ltd., 8.875%, 8/01/15 (a)		275	231,000
Auto Components — 2.0%				Nortek, Inc., 10%, 12/01/13		580	426,300
Allison Transmission, Inc. (a):				Texas Industries, Inc., 7.25%, 7/15/13		35	27,475
11%, 11/01/15		375	234,375				684,775
11.25%, 11/01/15 (b)		345	172,500
The Goodyear Tire & Rubber Co.:				Containers & Packaging — 2.4%
6.678%, 12/01/09 (c)(d)		315	288,619	Berry Plastics Holding Corp.:
7.857%, 8/15/11		255	218,025	6.694%, 9/15/14 (c)		225	121,500
8.625%, 12/01/11		814	687,830	8.875%, 9/15/14		35	18,200
Lear Corp., 8.75%, 12/01/16		155	57,350	Cascades, Inc., 7.25%, 2/15/13		650	360,750
Metaldyne Corp., 10%, 11/01/13		130	27,300	Crown European Holdings SA, 6.25%, 9/01/11		650	695,905
				Graphic Packaging International Corp.,
			1,685,999	9.50%, 8/15/13		440	301,400
Automobiles — 0.4%				Impress Holdings BV, 7.878%, 9/15/13 (a)(c)		200	130,000
Ford Capital BV, 9.50%, 6/01/10		455	236,600	Packaging Dynamics Finance Corp.,
Ford Motor Co., 8.90%, 1/15/32		340	112,200	10%, 5/01/16 (a)		200	110,000
			348,800	Pregis Corp., 12.375%, 10/15/13		260	156,000
				Smurfit-Stone Container Enterprises, Inc.,
Building Products — 0.7%				8%, 3/15/17		140	68,600
Momentive Performance Materials, Inc.,
11.50%, 12/01/16		305	131,150				1,962,355
Ply Gem Industries, Inc., 11.75%, 6/15/13 (a)		710	468,600	Distributors — 0.6%
			599,750	American Tire Distributors, Inc.,
				10.133%, 4/01/12 (c)		605	471,900
Chemicals — 1.6%
American Pacific Corp., 9%, 2/01/15		180	158,400	Diversified Financial Services — 5.0%
CII Carbon LLC, 11.125%, 11/15/15 (a)		200	184,000	Axcan Intermediate Holdings, Inc.,
Hexion U.S. Finance Corp.:				12.75%, 3/01/16 (a)		210	172,200
7.304%, 11/15/14 (c)		250	165,000	FCE Bank Plc:
9.75%, 11/15/14		85	53,975	7.125%, 1/16/12		900	768,554
Innophos, Inc., 8.875%, 8/15/14		80	70,400	Series JD, 6.142%, 9/30/09 (c)	EUR	115	115,060
MacDermid, Inc., 9.50%, 4/15/17 (a)		350	185,500	Ford Motor Credit Co. LLC:
Rockwood Specialties Group, Inc.,				5.80%, 1/12/09	USD	270	250,338
7.625%, 11/15/14	EUR	375	344,129	5.70%, 1/15/10		80	59,384
Terra Capital, Inc. Series B, 7%, 2/01/17	USD	235	199,750	6.323%, 1/15/10 (c)		400	312,053
				7.569%, 1/13/12 (c)		195	117,999
			1,361,154	7.80%, 6/01/12		220	128,474
Commercial Services & Supplies — 3.6%				GMAC LLC:
ARAMARK Corp., 6.693%, 2/01/15 (c)		600	429,000	6%, 12/15/11		65	36,687
Allied Waste North America, Inc.,				5.011%, 12/01/14 (c)		660	322,290
6.375%, 4/15/11		620	570,400	6.75%, 12/01/14		1,149	580,239
Corrections Corp. of America:				8%, 11/01/31		305	138,284
7.50%, 5/01/11		330	311,850	Leucadia National Corp.:
6.75%, 1/31/14		625	540,625	8.125%, 9/15/15		975	862,875
DI Finance Series B, 9.50%, 2/15/13		261	223,155	7.125%, 3/15/17		180	153,900
Mobile Services Group, Inc., 9.75%, 8/01/14		300	225,000	Southern Star Central Corp., 6.75%, 3/01/16 (a)		180	155,700
Sally Holdings LLC, 10.50%, 11/15/16		158	115,340				4,174,037
US Investigations Services, Inc.,
10.50%, 11/01/15 (a)		200	154,000	Diversified Telecommunication Services — 7.4%
West Corp.:				Broadview Networks Holdings, Inc.,
9.50%, 10/15/14		200	109,000	11.375%, 9/01/12		495	356,400
11%, 10/15/16		625	292,188	Cincinnati Bell, Inc., 7.25%, 7/15/13		1,580	1,200,800
				Citizens Communications Co.:
			2,970,558	6.25%, 1/15/13		375	310,312
				7.875%, 1/15/27		195	97,500

See Notes to Financial Statements. MANAGED ACCOUNT SERIES OCTOBER 31, 2008 17

Schedule of Investments (continued) High Income Portfolio
(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Diversified Telecommunication Services (concluded)				Health Care Providers & Services — 2.7%
Qwest Communications International, Inc.:				Community Health Systems, Inc. Series WI,
6.304%, 2/15/09 (c)	USD	100	$ 96,500	8.875%, 7/15/15	USD	610	$ 510,875
7.50%, 2/15/14		1,645	1,130,938	HCA, Inc.:
Qwest Corp.:				9.125%, 11/15/14		310	266,600
7.50%, 10/01/14		625	481,250	9.25%, 11/15/16		210	178,500
7.50%, 6/15/23		450	290,250	Tenet Healthcare Corp.:
Verizon Communications, Inc., 8.75%, 11/01/18		570	582,027	6.375%, 12/01/11		30	25,800
Wind Acquisition Finance SA,				6.50%, 6/01/12		1,475	1,231,625
10.75%, 12/01/15 (a)		1,000	770,000				2,213,400
Windstream Corp.:
8.125%, 8/01/13		500	411,250	Hotels, Restaurants & Leisure — 4.6%
8.625%, 8/01/16		550	415,250	American Real Estate Partners LP,
				7.125%, 2/15/13		1,260	793,800
			6,142,477	CCM Merger, Inc., 8%, 8/01/13 (a)		155	91,450
Electric Utilities — 2.0%				Fontainebleau Las Vegas Holdings LLC,
Edison Mission Energy:				10.25%, 6/15/15 (a)		130	17,550
7.75%, 6/15/16		325	260,812	Galaxy Entertainment Finance Co. Ltd. (a):
7%, 5/15/17		150	118,687	8.133%, 12/15/10 (c)		150	57,000
7.20%, 5/15/19		415	311,250	9.875%, 12/15/12		250	95,000
Elwood Energy LLC, 8.159%, 7/05/26		127	110,732	Gaylord Entertainment Co., 8%, 11/15/13		360	245,700
Ipalco Enterprises, Inc.:				Great Canadian Gaming Corp.,
8.625%, 11/14/11 (g)		150	137,250	7.25%, 2/15/15 (a)		140	105,000
7.25%, 4/01/16 (a)		150	125,250	Greektown Holdings, LLC,
NSG Holdings LLC, 7.75%, 12/15/25 (a)		605	508,200	10.75%, 12/01/13 (a)(e)(f)		205	44,075
Tenaska Alabama Partners LP, 7%, 6/30/21 (a)		135	107,791	Harrah’s Operating Co., Inc. (a):
			1,679,972	10.75%, 2/01/16		415	134,875
				10.75%, 2/01/18 (b)		1,200	249,049
Electronic Equipment & Instruments — 0.6%				Landry’s Restaurants, Inc., 9.50%, 12/15/14		285	255,075
Sanmina-SCI Corp., 8.125%, 3/01/16		855	538,650	Little Traverse Bay Bands of Odawa Indians,
Energy Equipment & Services — 0.5%				10.25%, 2/15/14 (a)		390	254,475
Compagnie Generale de Geophysique-Veritas:				MGM Mirage, 6%, 10/01/09		175	155,750
7.50%, 5/15/15		60	40,200	Mashantucket Western Pequot Tribe Series A,
7.75%, 5/15/17		390	261,300	8.50%, 11/15/15 (a)		20	11,000
North American Energy Partners, Inc.,				Mohegan Tribal Gaming Authority, 6.125%, 2/15/13		175	119,000
8.75%, 12/01/11		180	151,200	Seneca Gaming Corp., 7.25%, 5/01/12		110	73,700
			452,700	Shingle Springs Tribal Gaming Authority,
				9.375%, 6/15/15 (a)		35	17,150
Food & Staples Retailing — 0.3%				Snoqualmie Entertainment Authority,
AmeriQual Group LLC, 9.50%, 4/01/12 (a)		125	78,750	6.875%, 2/01/14 (a)(c)		65	41,925
Rite Aid Corp., 7.50%, 3/01/17		205	129,150	Station Casinos, Inc., 7.75%, 8/15/16		205	68,675
			207,900	Tropicana Entertainment LLC Series WI,
Food Products — 0.1%				9.625%, 12/15/14 (e)(f)		25	1,188
Smithfield Foods, Inc., 7.75%, 7/01/17		165	103,950	Virgin River Casino Corp., 9%, 1/15/12		485	291,000
				Waterford Gaming LLC, 8.625%, 9/15/14 (a)		260	245,700
Health Care Equipment & Supplies — 1.9%				Wynn Las Vegas LLC, 6.625%, 12/01/14		575	424,063
Biomet, Inc.:
10%, 10/15/17		50	46,000				3,792,200
10.375%, 10/15/17 (b)		100	83,500	Household Durables — 0.8%
11.625%, 10/15/17		100	87,000	American Greetings Corp., 7.375%, 6/01/16		115	94,300
Catalent Pharma Solutions, Inc.:				Ashton Woods USA LLC, 9.50%, 10/01/15 (e)(f)		545	109,000
9.50%, 4/15/15 (b)	EUR	195	113,100	Jarden Corp., 7.50%, 5/01/17		335	249,575
DJO Finance LLC, 10.875%, 11/15/14	USD	1,200	966,000	Stanley-Martin Communities LLC, 9.75%, 8/15/15		700	175,000
Hologic, Inc., 2%, 12/15/37 (d)		600	310,500				627,875
			1,606,100

See Notes to Financial Statements. 18 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Schedule of Investments (continued) High Income Portfolio
(Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

IT Services — 1.7%				Media (concluded)
Alliance Data Systems Corp.,				DirecTV Holdings LLC:
1.75%, 8/01/13 (a)(d)	USD	170	$ 126,225	8.375%, 3/15/13	USD	120	$ 112,500
First Data Corp., 9.875%, 9/24/15		460	294,400	7.625%, 5/15/16 (a)		235	197,400
SunGard Data Systems, Inc.:				EchoStar DBS Corp.:
10.625%, 5/15/15 (a)		500	422,500	6.375%, 10/01/11		100	89,000
9.125%, 8/15/13		680	564,400	7%, 10/01/13		595	493,850
			1,407,525	7.125%, 2/01/16		245	196,612
				Harland Clarke Holdings Corp.:
Independent Power Producers & Energy Traders — 4.7%				7.554%, 5/15/15 (c)		60	26,100
The AES Corp., 8%, 10/15/17		940	723,800	9.50%, 5/15/15		70	33,600
Dynegy Holdings, Inc.:				Intelsat Subsidiary Holding Co. Ltd.,
8.375%, 5/01/16		180	133,200	8.50%, 1/15/13 (a)		170	147,900
7.75%, 6/01/19		420	281,400	Liberty Media Corp., 3.125%, 3/30/23 (d)		175	119,875
Energy Future Holding Corp.,				Mediacom Broadband LLC, 8.50%, 10/15/15		230	170,200
11.25%, 11/01/17 (a)(b)		400	249,000	NTL Cable Plc:
NRG Energy, Inc.:				8.75%, 4/15/14		45	31,500
7.25%, 2/01/14		90	78,750	9.125%, 8/15/16		625	412,500
7.375%, 2/01/16		1,810	1,561,125	Nielsen Finance LLC, 10%, 8/01/14		645	467,625
Texas Competitive Electric Holdings Co. LLC (a):				ProtoStar I Ltd., 12.50%, 10/15/12 (a)(d)(c)		191	172,212
Series B, 10.25%, 11/01/15		485	369,813	R.H. Donnelley Corp., 11.75%, 5/15/15 (a)		35	13,650
10.50%, 11/01/16 (b)		790	491,775	Rainbow National Services LLC,
			3,888,863	10.375%, 9/01/14 (a)		296	257,520
Industrial Conglomerates — 1.0%				Salem Communications Corp., 7.75%, 12/15/10		400	280,000
Sequa Corp. (a):				TL Acquisitions, Inc. (a):
11.75%, 12/01/15		570	353,400	10.50%, 1/15/15		2,200	1,309,000
13.50%, 12/01/15 (b)		899	473,635	13.834%, 7/15/15 (g)		175	87,500
				Virgin Media, Inc., 6.50%, 11/15/16 (a)(d)		490	254,800
			827,035	Windstream Regatta Holdings, Inc.,
Insurance — 0.1%				11%, 12/01/17 (a)		229	107,630
USI Holdings Corp., 6.679%, 11/15/14 (a)(c)		100	63,125				7,566,955
Life Sciences Tools & Services — 0.3%				Metals & Mining — 5.3%
Bio-Rad Laboratories, Inc., 7.50%, 8/15/13		250	220,000	AK Steel Corp., 7.75%, 6/15/12		530	424,000
Machinery — 1.5%				Aleris International, Inc.:
Accuride Corp., 8.50%, 2/01/15		285	114,000	9%, 12/15/14 (b)		495	165,825
American Railcar Industries, Inc.,				10%, 12/15/16		425	138,125
7.50%, 3/01/14		35	27,650	Arch Western Finance LLC, 6.75%, 7/01/13		290	243,600
ESCO Corp., 8.625%, 12/15/13 (a)		615	492,000	Century Aluminum Co., 7.50%, 8/15/14		160	102,400
RBS Global, Inc., 8.875%, 9/01/16		70	44,800	Drummond Co., Inc., 7.375%, 2/15/16 (a)		295	202,075
Terex Corp., 8%, 11/15/17		215	159,100	Evraz Group SA (a):
Titan International, Inc., 8%, 1/15/12		430	382,700	8.875%, 4/24/13		280	120,400
			1,220,250	9.50%, 4/24/18		180	75,600
				FMG Finance Property Ltd., 10.625%, 9/01/16 (a)		500	342,500
Marine — 0.0%				Foundation PA Coal Co., 7.25%, 8/01/14		200	159,500
Navios Maritime Holdings, Inc.,				Freeport-McMoRan Copper & Gold, Inc.:
9.50%, 12/15/14		43	35,260	7.084%, 4/01/15 (c)		585	456,113
Media — 9.1%				8.375%, 4/01/17		890	698,650
Affinion Group, Inc., 10.125%, 10/15/13		335	234,500	Newmont Mining Corp., 1.625%, 7/15/17 (d)		250	176,250
Barrington Broadcasting Group LLC,				Novelis, Inc., 7.25%, 2/15/15		275	184,250
10.50%, 8/15/14		650	318,500	RathGibson, Inc., 11.25%, 2/15/14		255	172,125
Cablevision Systems Corp. Series B:				Ryerson, Inc. (a):
8.334%, 4/01/09 (c)		1,210	1,173,700	10.568%, 11/01/14 (c)		180	122,400
8%, 4/15/12		125	105,156	12%, 11/01/15		85	57,800
Charter Communications Holdings II, LLC,				Steel Dynamics, Inc., 7.375%, 11/01/12		590	438,813
10.25%, 9/15/10		1,095	754,125	Vedanta Resources Plc, 9.50%, 7/18/18 (a)		260	117,000
							4,397,426

See Notes to Financial Statements.

MANAGED ACCOUNT SERIES OCTOBER 31, 2008 19

Schedule of Investments (continued) High Income Portfolio (Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Corporate Bonds		(000)	Value

Multiline Retail — 0.3%				Pharmaceuticals — 0.4%
Neiman Marcus Group, Inc., 9%, 10/15/15 (b)	USD	360	$ 246,600	Angiotech Pharmaceuticals, Inc.,
Oil, Gas & Consumable Fuels — 9.0%				6.56%, 12/01/13 (c)	USD	475	$ 289,750
Atlas Energy Resources LLC,				Catalent Pharma Solutions, Inc.:
10.75%, 2/01/18 (a)		700	472,500	9.75%, 4/15/17		80	20,393
Atlas Pipeline Partners LP, 8.75%, 6/15/18 (a)		295	199,125				310,143
Berry Petroleum Co., 8.25%, 11/01/16		175	115,500	Professional Services — 0.1%
Chaparral Energy, Inc., 8.50%, 12/01/15		200	102,000	FTI Consulting, Inc., 7.75%, 10/01/16		75	69,562
Chesapeake Energy Corp.:
6.375%, 6/15/15		140	107,450	Real Estate Investment Trusts (REITs) — 0.2%
7.25%, 12/15/18		1,250	943,750	Ventas Realty, LP, 9%, 5/01/12		150	141,000
2.25%, 12/15/38 (d)		350	173,688	Real Estate Management & Development — 0.2%
Cimarex Energy Co., 7.125%, 5/01/17		420	336,000	Realogy Corp.:
Compton Petroleum Finance Corp.,				10.50%, 4/15/14		400	128,000
7.625%, 12/01/13		325	188,500	11%, 4/15/14 (b)		8	2,303
Connacher Oil and Gas Ltd.,				12.375%, 4/15/15		171	33,773
10.25%, 12/15/15 (a)		525	367,500				164,076
Copano Energy LLC, 8.125%, 3/01/16		135	99,225
Corral Finans AB, 9.753%, 4/15/10 (a)(b)		65	46,826	Semiconductors & Semiconductor Equipment – 0.2%
Denbury Resources, Inc., 7.50%, 12/15/15		110	76,450	Amkor Technology, Inc.:
EXCO Resources, Inc., 7.25%, 1/15/11		430	348,300	7.75%, 5/15/13		90	55,800
Encore Acquisition Co., 6%, 7/15/15		240	157,200	9.25%, 6/01/16		30	17,850
Forest Oil Corp.:				Spansion, Inc., 5.935%, 6/01/13 (a)(c)		240	51,600
7.25%, 6/15/19		400	272,000				125,250
7.25%, 6/15/19 (a)		425	289,000	Software — 0.1%
Newfield Exploration Co.:				BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(c)		132	52,757
6.625%, 4/15/16		190	140,600
7.125%, 5/15/18		255	180,094	Specialty Retail — 1.4%
OPTI Canada, Inc.:				Asbury Automotive Group, Inc.:
7.875%, 12/15/14		250	150,000	8%, 3/15/14		200	100,000
8.25%, 12/15/14		775	461,125	7.625%, 3/15/17		90	39,600
Peabody Energy Corp., 7.375%, 11/01/16		360	304,200	AutoNation, Inc.:
Petrohawk Energy Corp., 7.875%, 6/01/15 (a)		625	423,438	6.753%, 4/15/13 (c)		375	228,750
Range Resources Corp., 6.375%, 3/15/15		160	128,800	7%, 4/15/14		100	65,000
Roseton-Danskammer 2001 Series B,				Buffets, Inc., 12.50%, 11/01/14 (e)(f)		90	225
7.67%, 11/08/16		350	264,250	General Nutrition Centers, Inc.:
Sabine Pass LNG LP, 7.50%, 11/30/16		130	89,700	7.584%, 3/15/14 (b)(c)		290	182,700
SandRidge Energy, Inc.:				10.75%, 3/15/15		390	241,800
8.625%, 4/01/15 (b)		230	155,250	Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(g)		185	73,769
8%, 6/01/18 (a)		400	266,000	Michaels Stores, Inc., 10%, 11/01/14		175	78,750
Southwestern Energy Co., 7.50%, 2/01/18 (a)		135	110,700	United Auto Group, Inc., 7.75%, 12/15/16		295	140,863
Swift Energy Co., 7.125%, 6/01/17		475	330,719				1,151,457
Whiting Petroleum Corp., 7.25%, 5/01/12		255	201,450	Textiles, Apparel & Luxury Goods — 0.5%
			7,501,340	Levi Strauss & Co., 8.875%, 4/01/16		625	409,375
Paper & Forest Products — 3.3%				Thrifts & Mortgage Finance — 0.2%
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)		368	257,878	Residential Capital LLC, 8.50%, 5/15/10 (a)		305	147,925
Boise Cascade LLC, 7.125%, 10/15/14		90	50,400	Tobacco — 0.3%
Bowater, Inc., 9%, 8/01/09		400	220,000	Vector Group Ltd., 11%, 8/15/15		350	273,000
Domtar Corp.:
5.375%, 12/01/13		80	58,800	Wireless Telecommunication Services — 6.3%
7.125%, 8/15/15		710	528,950	American Tower Corp.:
NewPage Corp., 10%, 5/01/12		1,265	860,200	3%, 8/15/12 (d)		200	317,250
Norske Skog Canada Ltd., 7.375%, 3/01/14		100	52,000	7.125%, 10/15/12		35	32,462
Verso Paper Holdings LLC Series B:				BCM Ireland Preferred Equity Ltd.,
6.551%, 8/01/14 (c)		355	205,900	10.597%, 2/15/17 (a)(b)	EUR	206	65,798
9.125%, 8/01/14		735	389,550	Centennial Communications Corp.:
11.375%, 8/01/16		260	104,000	9.633%, 1/01/13 (c)		350	266,000
				8.125%, 2/01/14	USD	410	350,550
			2,727,678	Cricket Communications, Inc.:
				9.375%, 11/01/14		385	312,812
				10%, 7/15/15 (a)		465	391,762

See Notes to Financial Statements. 20 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Schedule of Investments (continued) High Income Portfolio (Percentages shown are based on Net Assets)

		Par				Par
Corporate Bonds		(000)	Value	Floating Rate Loan Interests		(000)	Value
Wireless Telecommunication Services (concluded)				Machinery — 0.2%
Digicel Group Ltd. (a):				Navistar International Transportation Corp.
8.875%, 1/15/15	USD	465	$ 260,400	Revolving Credit:
9.125%, 1/15/15 (b)		470	263,200	7.126%, 1/19/12	USD	67	$ 45,667
FiberTower Corp. (d):				6.421%, 1/19/12		183	125,583
9%, 11/15/12 (a)		160	45,000				171,250
9%, 11/15/12		50	14,063
iPCS, Inc., 5.318%, 5/01/13 (c)		520	400,400	Media — 2.7%
MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,000	832,500	Catalina Marketing Group Term Loan, 9.303%,
Nordic Telephone Co. Holdings ApS,				10/09/17		900	787,500
8.875%, 5/01/16 (a)		550	462,000	Education Media and Publishing Group Ltd.:
Orascom Telecom Finance SCA,				First Lien Term Loan B, 7.516%, 11/14/14		439	329,545
7.875%, 2/08/14 (a)		100	45,000	Second Lien Term Loan, 13.016%, 11/14/14		1,570	1,098,708
Sprint Capital Corp.:							2,215,753
7.625%, 1/30/11		1,260	1,045,800	Multiline Retail — 0.3%
6.875%, 11/15/28		195	114,075	Dollar General Term Loan B1, 6.454%, 7/03/14		340	271,150
			5,219,072	Paper & Forest Products — 0.2%
Total Corporate Bonds — 86.3%			71,569,101	Georgia-Pacific LLC First Lien Term Loan B,
				4.868%, 12/22/12		155	128,133
				Total Floating Rate Loan Interests — 7.9%			6,561,948
Floating Rate Loan Interests
Auto Components — 1.1%
Allison Transmission Term Loan B, 5.56% –				Common Stocks		Shares
6.25%, 8/07/14		249	168,763	Electrical Equipment — 0.0%
Dana Corp. Term Loan B, 6.75% –				SunPower Corp. Class B (f)		491	14,545
8.27%, 1/31/15		730	486,416
Delphi Automotive Systems Delay Draw Term				Oil, Gas & Consumable Fuels — 0.1%
Loan, 8.50%, 12/31/08		44	27,393	EXCO Resources, Inc. (f)		11,418	104,931
Delphi Automotive Systems Term Loan,				Paper & Forest Products — 0.2%
8.50%, 12/31/08		391	244,264	Ainsworth Lumber Co. Ltd.		44,685	59,318
			926,836	Ainsworth Lumber Co. Ltd. (a)(f)		50,148	65,992
Automobiles — 0.3%							125,310
Ford Motor Term Loan B, 7.59%, 12/15/13		299	164,368	Total Common Stocks — 0.3%			244,786
General Motors Corp. Term Loan B, 6.378%, 11/29/13		199	108,249
			272,617	Preferred Securities
Chemicals — 0.7%
PQ Corp. First Lien Term Loan, 6.05% –						Par
7.02%, 5/29/16		249	169,263	Capital Trusts		(000)
PQ Corp. Second Lien Term Loan,				Diversified Financial Services — 1.8%
9.30%, 5/29/15		750	442,500	Citigroup, Inc. Series E, 8.40%, 4/29/49 (c)		1,455	1,011,371
			611,763	JPMorgan Chase & Co., 7.90%, 4/29/49 (c)		620	502,473
Health Care Providers & Services — 0.3%				Total Preferred Securities — 1.8%			1,513,844
Community Health Systems, Inc. Term Loan B,				Total Long-Term Investments
5.06% – 5.973%, 7/25/14		336	268,107	(Cost — $112,091,386) — 96.3%			79,889,679
Hotels, Restaurants & Leisure — 0.3%
Travelport, Inc. Term Loan, 10.719%, 3/22/12		519	202,345
					Beneficial
Independent Power Producers & Energy Traders — 1.8%						Interest
Calpine Corp. Term Loan, 6.645%, 3/29/14		249	198,874	Short-Term Securities		(000)
NRG Energy, Inc. Letter of Credit,
3.562%, 2/01/13		33	28,455	BlackRock Liquidity Series, LLC
NRG Energy, Inc. Term Loan B,				Cash Sweep Series, 4.60% (h)(i)	USD	2,208	2,207,730
5.262%, 2/01/13		67	57,990	Total Short-Term Securities (Cost — $2,207,730) — 2.6%			2,207,730
Texas Competitive Electric Holdings Co. LLC:				Total Investments (Cost — $114,299,116*) — 98.9%			82,097,409
Term Loan B-1, 6.303% – 7.64%, 10/10/14		90	70,057	Other Assets Less Liabilities — 1.1%			875,721
Term Loan B-2, 6.303% – 7.64%, 10/10/14		248	192,947
Term Loan B-3, 6.303% – 7.64%, 10/10/14		1,219	945,671	Net Assets — 100.0%			$ 82,973,130
			1,493,994

See Notes to Financial Statements.

MANAGED ACCOUNT SERIES OCTOBER 31, 2008 21

Schedule of Investments (concluded) High Income Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 114,463,145
Gross unrealized appreciation	$ 72,676
Gross unrealized depreciation	(32,438,412)
Net unrealized depreciation	$ (32,365,736)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
(b) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(c) Variable rate security. Rate shown is as of report date.
(d) Convertible security.
(e) Issuer filed for bankruptcy or is in default of interest payments.
(f) Non-income producing security.
(g) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(h) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
Affiliate		Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series		$2,207,730	$ 103,755

(i) Represents the current yield as of report date.

• For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more wide-
ly recognized market indexes or ratings group indexes, and/or as defined by
Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of October 31, 2008 were as follows:
			Unrealized
		Settlement	Appreciation
Currency Purchased	Currency Sold	Date	(Depreciation)
USD 99,240	CAD 120,000	1/21/09	$ (383)
USD 2,174,632	EUR 1,595,500	11/6/08	141,996
EUR 360,000	USD 453,122	11/6/08	5,511
USD 387,552	EUR 298,000	1/21/09	8,503
Total			$ 155,627

• Swap contracts outstanding as of October 31, 2008 were as follows:
	Notional
	Amount	Unrealized
	(000)	Depreciation
Sold credit default protection on Ford Motor
Company and receive 3.80%
Broker, JPMorgan Chase
Expires March 2010	$ 400	$(161,233)

•Currency Abbreviations
CAD Canadian Dollar
EUR Euro
USD U.S. Dollar
•Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Portfolio’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$ 178,794	—
Level 2	81,645,998	$ (5,606)
Level 3	272,617	—
Total	$82,097,409	$ (5,606)
*Other financial instruments are swaps and foreign currency exchange contracts.
The following is a reconciliation of investments for unobservable inputs
(Level 3) used in determining fair value:

		Investments in
		Securities

Balance as of April 30, 2008		—
Change in unrealized appreciation		$ (144,915)
Net transfer in/out of Level 3		417,532
Balance, as of October 31, 2008		$ 272,617

See Notes to Financial Statements. 22 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Schedule of Investments October 31, 2008 (Unaudited) Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Australia — 2.1%			Cayman Islands — 0.7%
Food & Staples Retailing — 0.3%			Diversified Consumer Services — 0.3%
Metcash Ltd.	141,600	$ 382,183	New Oriental Education & Technology Group (a)(b)	5,250	$ 335,738
Health Care Equipment & Supplies — 0.4%			Multiline Retail — 0.3%
Ansell Ltd.	51,500	433,251	Parkson Retail Group Ltd.	341,400	316,910
Metals & Mining — 0.4%			Personal Products — 0.1%
Kagara Ltd. (a)	258,100	89,939	Ming Fai International Holdings Ltd.	1,958,500	168,050
MacArthur Coal Ltd.	71,200	287,386	Total Common Stocks in the Cayman Islands		820,698
		377,325	China — 0.3%
Oil, Gas & Consumable Fuels — 0.3%			Transportation Infrastructure — 0.3%
Paladin Resources Ltd. (a)	222,500	340,884	Shenzhen Expressway Co., Ltd.	1,106,700	376,733
Real Estate Investment Trusts (REITs) — 0.7%			Total Common Stocks in China		376,733
CFS Retail Property Trust	633,002	851,471	Denmark — 1.0%
Total Common Stocks in Australia		2,385,114	Electrical Equipment — 0.3%
Belgium — 0.3%			Vestas Wind Systems A/S (a)	8,650	354,305
Health Care Equipment & Supplies — 0.3%			Insurance — 0.7
Omega Pharma SA	10,200	375,704	TrygVesta A/S	13,775	828,279
Total Common Stocks in Belgium		375,704	Total Common Stocks in Denmark		1,182,584
Bermuda — 1.0%			Finland — 0.3%
Capital Markets — 0.7%			Metals & Mining — 0.2%
Lazard Ltd. Class A	27,470	828,770	Rautaruukki Oyj	17,000	277,442
Insurance — 0.1%			Multiline Retail — 0.1%
Assured Guaranty Ltd.	4,600	51,658	Stockmann AB ‘B’	8,250	111,188
Textiles, Apparel & Luxury Goods — 0.2%			Total Common Stocks in Finland		388,630
Ports Design Ltd.	199,100	231,471	France — 2.3%
Total Common Stocks in Bermuda		1,111,899	Food Products — 0.8%
Brazil — 0.5%			Bonduelle SA	11,200	939,570
Health Care Providers & Services — 0.2%			Health Care Providers & Services — 0.3%
OdontoPrev SA	16,300	201,559	Orpea (a)	9,300	302,574
Transportation Infrastructure — 0.3%			Insurance — 0.7%
Santos Brasil Participacoes SA	69,900	309,735	Scor SE	45,125	739,312
Total Common Stocks in Brazil		511,294	Life Sciences Tools & Services — 0.5%
Canada — 2.3%			Eurofins Scientific SA	10,900	610,600
Biotechnology — 0.6%			Total Common Stocks in France		2,592,056
DiagnoCure, Inc. (a)	578,450	671,891	Germany — 2.3%
Electric Utilities — 0.6%			Biotechnology — 0.1%
Emera, Inc.	17,600	313,509	Paion AG (a)	61,550	76,488
Fortis, Inc.	18,000	392,765	Chemicals — 0.6%
		706,274	Symrise AG	58,100	708,283
Energy Equipment & Services — 0.1%			Industrial Conglomerates — 0.6%
North American Energy Partners, Inc. (a)	25,200	102,312	Rheinmetall AG	23,800	724,729
Metals & Mining — 1.0%			Life Sciences Tools & Services — 0.8%
Agnico-Eagle Mines Ltd.	15,850	438,252	Gerresheimer AG	25,500	878,893
Eldorado Gold Corp. (a)	71,400	295,007	Media — 0.2%
Grande Cache Coal Corp. (a)	319,600	445,473	CTS Eventim AG	6,900	171,355
		1,178,732	Oil, Gas & Consumable Fuels — 0.0%
Total Common Stocks in Canada		2,659,209	Petrotec AG (a)	13,300	36,575
			Total Common Stocks in Germany		2,596,323

See Notes to Financial Statements.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

23

Schedule of Investments (continued) Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Hong Kong — 0.3%			Japan (concluded)
Leisure Equipment & Products — 0.2%			Diversified Financial Services — 0.5%
Lu Ning Co. Ltd.	216,000	$ 267,311	Osaka Securities Exchange Co., Ltd.	170	$ 558,615
Media — 0.1%			Food Products — 1.1%
Clear Media Ltd. (a)	530,000	95,834	Toyo Suisan Kaisha, Ltd.	16,900	435,743
Total Common Stocks in Hong Kong		363,145	Yakult Honsha Co., Ltd.	31,900	794,958
India — 1.0%					1,230,701
Beverages — 0.3%			Gas Utilities — 0.3%
United Spirits Ltd.	17,000	312,793	Shizuoka Gas Co. Ltd.	42,500	207,147
Chemicals — 0.3%			Toho Gas Co., Ltd.	30,400	175,470
United Phosphorus Ltd.	169,600	373,708			382,617
Multiline Retail — 0.1%			Household Durables — 0.6%
Pantaloon Retail India Ltd.	32,150	134,332	Alpine Electronics, Inc.	36,300	319,327
Oil, Gas & Consumable Fuels — 0.1%			PanaHome Corp.	65,300	387,258
Bharat Petroleum Corp. Ltd.	24,200	141,828			706,585
Road & Rail — 0.2%			Household Products — 0.4%
Container Corp. of India	20,500	264,028	Lion Corporation	64,300	421,319
Total Common Stocks in India		1,226,689	Insurance — 0.8%
Indonesia — 0.2%			Aioi Insurance Co., Ltd.	226,950	931,901
Media — 0.2%			Machinery — 0.8%
Surya Citra Media Tbk PT	4,844,750	222,236	Hisaka Works Ltd.	56,500	651,539
Total Common Stocks in Indonesia		222,236	Komori Corp.	23,400	267,534
Ireland — 1.0%					919,073
Airlines — 1.0%			Media — 0.4%
Ryanair Holdings Plc (a)(b)	49,800	1,109,046	Jupiter Telecommunications Co., Ltd.	735	496,311
Total Common Stocks in Ireland		1,109,046	Multiline Retail — 0.4%
Israel — 1.5%			Don Quijote Co., Ltd.	26,800	485,980
Chemicals — 0.7%			Pharmaceuticals — 0.8%
Frutarom	114,200	831,112	Tsumura & Co.	33,000	844,543
Communications Equipment — 0.8%			Real Estate Investment Trusts (REITs) — 0.2%
NICE Systems Ltd. (a)(b)	39,100	874,276	Nippon Building Fund, Inc.	23	221,007
Total Common Stocks in Israel		1,705,388	Real Estate Management & Development — 0.4%
Italy — 1.0%			Tokyu Land Corp.	139,100	393,658
Commercial Banks — 0.4%			Specialty Retail — 0.5%
Credito Emiliano SpA	65,392	415,634	Yamada Denki Co., Ltd.	10,350	563,352
Construction & Engineering — 0.4%			Textiles, Apparel & Luxury Goods — 0.2%
Astaldi SpA	45,700	199,873	Asics Corp.	35,300	221,179
Marie Tecnimont SpA	164,200	298,465	Total Common Stocks in Japan		9,428,329
		498,338	Malaysia — 0.5%
Insurance — 0.2%			Airlines — 0.5%
Milano Assicurazioni SpA	70,700	230,677	AirAsia Bhd (a)	1,931,950	622,306
Total Common Stocks in Italy		1,144,649	Total Common Stocks in Malaysia		622,306
Japan — 8.3%			Mexico — 0.7%
Auto Components — 0.3%			Beverages — 0.7%
Koito Manufacturing Co., Ltd.	49,200	382,068	Embotelladoras Arca SA de CV	372,450	785,568
Commercial Banks — 0.6%			Total Common Stocks in Mexico		785,568
Fukuoka Financial Group, Inc.	202,400	669,420	Netherlands — 0.4%
			Construction & Engineering — 0.4%
			Chicago Bridge & Iron Co. NV	37,450	464,005
			Total Common Stocks in the Netherlands		464,005

See Notes to Financial Statements.

24 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Schedule of Investments (continued) Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value

Norway — 0.5%			United Kingdom — 7.6%
Communications Equipment — 0.5%			Aerospace & Defense — 0.8%
Tandberg ASA	45,900	$ 567,895	QinetiQ Plc	345,500	$ 949,581
Total Common Stocks in Norway		567,895	Airlines — 0.2%
Philippines — 0.8%			EasyJet PLC (a)	39,000	194,555
Commercial Banks — 0.5%			Beverages — 0.1%
Bank of the Philippine Islands	722,352	598,070	Britvic Plc	31,000	113,870
Water Utilities — 0.3%			Commercial Services & Supplies — 0.6%
Manila Water Co., Inc.	1,152,200	288,195	Group 4 Securicor Plc	220,300	667,221
Total Common Stocks in the Philippines		886,265	Containers & Packaging — 0.5%
Singapore — 0.9%			Rexam Plc	105,000	632,709
Capital Markets — 0.3%			Energy Equipment & Services — 0.4%
Cityspring Infrastructure Trust	919,400	322,379	Amec Plc	47,950	401,176
Food & Staples Retailing — 0.5%			Insurance — 1.1%
Olam International Ltd.	667,520	587,596	Amlin Plc	241,634	1,237,306
Real Estate Management & Development — 0.1%			Media — 0.1%
UOL Group Ltd.	126,200	165,199	Rightmove Plc	53,200	165,894
Total Common Stocks in Singapore		1,075,174	Metals & Mining — 0.6%
South Africa — 0.5%			Aricom Plc (a)	1,299,600	254,589
Food & Staples Retailing — 0.5%			Central African Mining & Exploration Co. Plc (a)	3,359,700	409,263
Massmart Holdings Ltd.	60,700	544,491			663,852
Total Common Stocks in South Africa		544,491	Oil, Gas & Consumable Fuels — 0.8%
South Korea — 0.3%			Afren Plc (a)	890,200	683,037
Hotels, Restaurants & Leisure — 0.3%			Dragon Oil Plc (a)	106,900	276,590
Kangwon Land, Inc.	36,275	371,259			959,627
Total Common Stocks in South Korea		371,259	Pharmaceuticals — 0.9%
Spain — 0.7%			Hikma Pharmaceuticals Plc	190,400	992,831
Pharmaceuticals — 0.7%			Professional Services — 0.7%
Laboratorios Farmaceuticos Rovi SA	91,100	814,847	Intertek Group Plc	71,700	849,149
Total Common Stocks in Spain		814,847	Real Estate Investment Trusts (REITs) — 0.2%
Sweden — 0.1%			Derwent Valley Holdings Plc	18,214	213,332
Wireless Telecommunication Services — 0.1%			Specialty Retail — 0.6%
Millicom International Cellular SA (b)	3,100	114,648	Game Group Plc	126,450	265,249
Total Common Stocks in Sweden		114,648	Kesa Electricals Plc	296,500	380,744
Switzerland — 0.5%					645,993
Auto Components — 0.3%			Total Common Stocks in the United Kingdom		8,687,096
Rieter Holding AG	2,200	381,211	United States — 43.2%
Oil, Gas & Consumable Fuels — 0.2%			Airlines — 0.5%
Petroplus Holdings AG	7,300	194,363	Delta Air Lines, Inc. (a)	27,750	304,695
Specialty Retail — 0.0%			US Airways Group, Inc. (a)	25,700	260,598
Dufry Group	2,000	41,434			565,293
Total Common Stocks in Switzerland		617,008	Auto Components — 0.2%
Taiwan — 0.2%			BorgWarner, Inc.	9,850	221,329
Commercial Banks — 0.2%			Automobiles — 0.1%
SinoPac Financial Holdings Co., Ltd.	1,039,000	220,266	Winnebago Industries, Inc.	24,100	143,154
Total Common Stocks in Taiwan		220,266	Beverages — 0.8%
Thailand — 0.2%			Boston Beer Co., Inc. Class A (a)	25,600	967,424
Energy Equipment & Services — 0.2%			Capital Markets — 0.6%
Mermaid Maritime PCL (a)	1,101,800	238,225	Stifel Financial Corp. (a)	15,614	681,551
Total Common Stocks in Thailand		238,225

See Notes to Financial Statements. MANAGED ACCOUNT SERIES OCTOBER 31, 2008 25

Schedule of Investments (continued) Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
United States (continued)			United States (continued)
Chemicals — 1.0%			Health Care Equipment & Supplies — 2.7%
Celanese Corp. Series A	26,700	$ 370,062	CONMED Corp. (a)	29,400	$ 770,280
Hercules, Inc.	47,200	793,432	Immucor, Inc. (a)	33,300	884,115
		1,163,494	Merit Medical Systems, Inc. (a)	76,800	1,405,440
Commercial Banks — 1.7%					3,059,835
BancorpSouth, Inc.	6,600	160,182	Health Care Providers & Services — 1.1%
Bank of Hawaii Corp.	2,700	136,917	Chindex International Inc. (a)(c)	53,300	446,654
Cullen/Frost Bankers, Inc.	26,700	1,494,399	IPC The Hospitalist Co., Inc. (a)	41,300	840,868
Glacier Bancorp, Inc.	5,700	114,969			1,287,522
		1,906,467	Hotels, Restaurants & Leisure — 0.2%
Commercial Services & Supplies — 1.5%			BJ’s Restaurants, Inc. (a)	27,300	242,697
Covanta Holding Corp. (a)	54,250	1,169,630	Chipotle Mexican Grill, Inc. Class A (a)	450	22,837
EnergySolutions, Inc.	110,100	496,551			265,534
		1,666,181	Independent Power Producers & Energy
Communications Equipment — 1.6%			Traders — 0.0%
Brocade Communications Systems, Inc. (a)	113,100	426,387	Synthesis Energy Systems, Inc. (a)	20,300	44,660
Emulex Corp. (a)	52,450	498,275	Insurance — 1.9%
Polycom, Inc. (a)	43,450	912,884	Fidelity National Title Group, Inc. Class A	60,200	542,402
		1,837,546	Philadelphia Consolidated Holding Co. (a)	10,000	584,900
Computers & Peripherals — 0.1%			Reinsurance Group of America, Inc. Class A (c)	19,500	728,130
Stratasys, Inc. (a)	5,000	60,400	RenaissanceRe Holdings Ltd.	7,400	339,660
Containers & Packaging — 1.7%					2,195,092
Owens-Illinois, Inc. (a)	25,400	581,152	Internet Software & Services — 2.3%
Packaging Corp. of America	43,500	732,105	ComScore, Inc. (a)	32,000	390,400
Pactiv Corp. (a)	27,200	640,832	DealerTrack Holdings, Inc. (a)	8,200	87,986
		1,954,089	Digital River, Inc. (a)	26,000	644,280
			j2 Global Communications, Inc. (a)	56,400	909,168
Distributors — 0.5%			SupportSoft, Inc. (a)	249,750	624,375
LKQ Corp. (a)	54,100	618,904
					2,656,209
Diversified Financial Services — 0.6%
Interactive Brokers Group, Inc. Class A (a)	13,800	294,906	Machinery — 1.3%
The NASDAQ Stock Market, Inc. (a)	11,000	357,060	Commercial Vehicle Group, Inc. (a)	89,200	118,636
			IDEX Corp.	30,500	706,990
		651,966	Nordson Corp.	18,300	675,819
Electric Utilities — 0.6%					1,501,445
ITC Holdings Corp.	15,400	624,932
Westar Energy, Inc.	5,000	97,450	Media — 1.0%
			Marvel Entertainment, Inc. (a)	33,800	1,088,022
		722,382
			Metals & Mining — 0.2%
Electrical Equipment — 0.0%			Steel Dynamics, Inc.	16,300	194,296
Polypore International, Inc. (a)	2,700	23,031
			Multi-Utilities — 0.8%
Electronic Equipment & Instruments — 0.4%			Avista Corp.	48,400	961,224
National Instruments Corp.	4,000	101,600
Vishay Intertechnology, Inc. (a)	74,400	320,664	Oil, Gas & Consumable Fuels — 2.0%
			Alpha Natural Resources, Inc. (a)	17,000	608,090
		422,264	International Coal Group, Inc. (a)(c)	81,100	379,548
Energy Equipment & Services — 1.0%			PetroHawk Energy Corp. (a)	69,300	1,313,235
Complete Production Services, Inc. (a)	59,700	739,683			2,300,873
Patterson-UTI Energy, Inc.	23,100	306,537
			Pharmaceuticals — 0.6%
		1,046,220	Vivus, Inc. (a)	108,700	661,983
Food Products — 0.7%			Professional Services — 0.8%
McCormick & Co., Inc.	25,300	851,598	Corporate Executive Board Co.	3,500	104,405
			FTI Consulting, Inc. (a)	14,000	815,500
					919,905

See Notes to Financial Statements. 26 MANAGED ACCOUNT SERIES OCTOBER 31, 2008

Schedule of Investments (continued) Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Exchange-Traded Funds	Shares	Value
United States (concluded)			United States — 2.1%
Real Estate Investment Trusts (REITs) — 2.2%			iShares MSCI Hong Kong Index Fund	32,900	$ 342,818
Douglas Emmett, Inc.	40,500	$ 611,550	iShares MSCI Taiwan Index Fund	43,200	381,024
Tanger Factory Outlet Centers, Inc.	26,350	953,080	iShares Russell 2000 Index Fund	3,800	203,224
Ventas, Inc.	25,300	912,318	iShares Russell Microcap Index Fund (a)	4,650	162,471
		2,476,948	KBW Bank	10,100	293,102
			Powershares Golden Dragon Halter USX
Road & Rail — 0.3%			China Portfolio	27,300	395,850
Landstar System, Inc.	7,800	301,002	SPDR KBW Regional Banking	4,200	138,180
Semiconductors & Semiconductor Equipment — 5.4%			SPDR® DJ Wilshire REIT	11,900	537,285
Advanced Energy Industries, Inc. (a)	17,700	188,859	Total Exchange-Traded Funds — 2.2%		2,453,954
Brooks Automation, Inc. (a)	86,150	590,127
DSP Group, Inc. (a)	107,600	677,880	Total Long-Term Investments
Integrated Device Technology, Inc. (a)	86,150	547,914	(Cost — $ 130,480,162) — 85.7%		98,008,872
Intersil Corp. Class A	70,500	965,145
Linear Technology Corp.	17,500	396,900
Maxim Integrated Products, Inc.	52,950	720,120		Beneficial
Microsemi Corp. (a)	27,750	603,285		Interest
MoSys, Inc. (a)(c)	67,550	256,690	Short-Term Securities	(000)
Zoran Corp. (a)	151,500	1,233,210	United States — 14.9%
		6,180,130	BlackRock Liquidity Series, LLC
Software — 3.3%			Cash Sweep Series, 4.60% (d)(e)	$ 17,003	17,002,906
Activision Blizzard, Inc. (a)	900	11,214	BlackRock Liquidity Series, LLC
Blackboard, Inc. (a)	33,000	807,840	Money Market Series, 1.57% (d)(e)(f)	1,250	1,250,200
Cadence Design Systems, Inc. (a)	72,500	295,075	Total Short-Term Securities
Citrix Systems, Inc. (a)	47,500	1,224,075	(Cost — $18,253,106) — 15.9%		18,253,106
Informatica Corp. (a)	17,100	240,255	Total Investments (Cost — $148,733,268*) — 101.6%		116,261,978
Mentor Graphics Corp. (a)	55,700	408,838	Liabilities in Excess of Other Assets — (1.6)%		(1,930,390)
Sybase, Inc. (a)	28,250	752,297
			Net Assets — 100.0%		$114,331,588
		3,739,594
Specialty Retail — 1.2%			* The cost and unrealized appreciation (depreciation) of investments as of
Abercrombie & Fitch Co. Class A	23,650	684,904	October 31, 2008, as computed for federal income tax purposes, were as
Dick’s Sporting Goods, Inc. (a)	7,200	110,304	follows:
J. Crew Group, Inc. (a)	9,450	191,362
Urban Outfitters, Inc. (a)	20,350	442,409	Aggregate cost		$151,009,358
		1,428,979	Gross unrealized appreciation		$ 2,022,910
			Gross unrealized depreciation		(36,770,290)
Textiles, Apparel & Luxury Goods — 0.9%
K-Swiss, Inc. Class A	19,300	292,009	Net unrealized depreciation		$ (34,747,380)
Liz Claiborne, Inc.	11,500	93,725	(a) Non-income producing security.
Phillips-Van Heusen Corp.	24,900	610,299
			(b) Depositary receipts.
		996,033
			(c) Security, or a portion of security, is on loan.
Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	43,600	763,000	(d) Investments in companies considered to be an affiliate of the Portfolio, for
			purposes of Section 2(a)(3) of the Investment Company Act of 1940, were
Water Utilities — 0.7%			as follows:
American Water Works Co, Inc.	7,000	141,960
Aqua America, Inc.	37,700	678,600		Net
			Affiliate	Activity	Income
		820,560
Total Common Stocks in the United States		49,346,139	BlackRock Liquidity Series, LLC
			Cash Sweep Series	$17,002,906	$ 220,459
Total Common Stocks — 83.5%		95,554,918	BlackRock Liquidity Series, LLC
			Money Market Series	$ 1,250,000	$ 46,051
			Merrill Lynch Premier Institutional Fund	(9,848,300)	—
			(e) Represents the current yield as of report date.
			(f) Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements. MANAGED ACCOUNT SERIES OCTOBER 31, 2008 27

Schedule of Investments (concluded) Global SmallCap Portfolio

•For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Foreign currency exchange contracts as of October 31, 2008 were as follows:

					Unrealized
				Settlement	Appreciation
Currency Purchased		Currency Sold		Date	(Depreciation)
CAD	210,446	USD	172,185	11/03/08	$ 2,393
EUR	47,460	USD	61,271	11/03/08	(794)
GBP	45,301	USD	74,249	11/03/08	(1,367)
SGD	2,740	USD	1,836	11/03/08	12
USD	12,485	CAD	15,318	11/03/08	(222)
USD	15,645	EUR	12,125	11/03/08	194
CAD	129,732	USD	105,972	11/04/08	1,644
EUR	73,009	USD	94,395	11/04/08	(1,369)
GBP	186,374	USD	305,893	11/04/08	(6,076)
SGD	14,979	USD	10,188	11/04/08	(87)
USD	78,166	CAD	93,884	11/04/08	287
USD	55,974	EUR	43,293	11/04/08	812
USD	25,669	SEK	196,061	11/04/08	409
GBP	75,579	USD	121,708	11/05/08	(138)
MYR	73,897	USD	20,957	11/05/08	(147)
SGD	10,358	USD	6,970	11/05/08	15
USD	35,944	CAD	43,618	11/05/08	(237)
USD	7,668	CHF	8,894	11/05/08	—
USD	6,134	EUR	4,815	11/05/08	—
USD	202,622	JPY	19,860,796	11/05/08	1,002
Total					$ (3,669)

• Currency Abbreviations:
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
MYR Malaysian Ringgit
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar

•Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional dis-
closures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Other
	Investments in	Financial
Inputs	Securities	Instruments*
Level 1	$ 60,024,377	—
Level 2	56,237,601	$ (3,669)
Level 3	—	—
Total	$ 116,261,978	$ (3,669)

*Other financial instruments are foreign currency exchange contracts.

See Notes to Financial Statements.

28 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Schedule of Investments October 31, 2008 (Unaudited) Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value	Common Stocks	Shares	Value
Aerospace & Defense — 1.2%			Health Care Providers & Services — 1.0%
Curtiss-Wright Corp.	24,800	$ 915,120	AmerisourceBergen Corp.	35,000	$ 1,094,450
Spirit Aerosystems Holdings, Inc. Class A (a)	27,900	450,027	Health Care Technology — 3.0%
		1,365,147	Cerner Corp. (a)(c)	64,800	2,412,504
Biotechnology — 2.5%			HLTH Corp. (a)	111,161	921,525
Amylin Pharmaceuticals, Inc. (a)	52,300	533,983			3,334,029
Biogen Idec, Inc. (a)	21,800	927,590	Hotels, Restaurants & Leisure — 1.5%
Cephalon, Inc. (a)	7,100	509,212	Darden Restaurants, Inc.	73,600	1,631,712
PDL BioPharma, Inc.	33,700	328,575
Regeneron Pharmaceuticals, Inc. (a)	28,400	548,120	Household Durables — 5.6%
			Centex Corp.	93,900	1,150,275
		2,847,480	Harman International Industries, Inc.	44,400	815,628
Capital Markets — 1.8%			KB Home	157,100	2,621,999
Invesco Ltd. (b)	74,300	1,107,813	Newell Rubbermaid, Inc.	119,900	1,648,625
Investment Technology Group, Inc. (a)	43,100	879,671			6,236,527
		1,987,484	Household Products — 2.0%
Chemicals — 4.1%			Clorox Co.	36,300	2,207,403
Chemtura Corp.	104,300	180,439	IT Services — 1.5%
Cytec Industries, Inc.	30,900	875,088	Convergys Corp. (a)	216,800	1,667,192
Hercules, Inc.	152,700	2,566,887
Lubrizol Corp.	27,200	1,022,176	Insurance — 2.6%
			Conseco, Inc. (a)	595,800	1,108,188
		4,644,590	HCC Insurance Holdings, Inc.	4,800	105,888
Commercial Banks — 2.1%			MetLife, Inc.	18,200	604,604
Cullen/Frost Bankers, Inc.	17,200	962,684	Reinsurance Group of America, Inc. Class A	29,900	1,116,466
First Horizon National Corp.	3,062	36,463			2,935,146
First Midwest Bancorp, Inc.	62,800	1,394,788
			Internet Software & Services — 1.4%
		2,393,935	eBay, Inc. (a)	26,500	404,655
Commercial Services & Supplies — 1.6%			Yahoo! Inc. (a)	91,200	1,169,184
Allied Waste Industries, Inc. (a)	137,900	1,436,918			1,573,839
Cintas Corp.	15,600	369,720
			Leisure Equipment & Products — 1.3%
		1,806,638	Mattel, Inc.	97,000	1,456,940
Communications Equipment — 2.9%			Machinery — 4.7%
Tellabs, Inc. (a)	761,300	3,227,912	Dover Corp.	46,400	1,474,128
Construction & Engineering — 0.7%			Joy Global, Inc.	63,100	1,828,638
URS Corp. (a)	26,200	770,018	Parker Hannifin Corp.	40,200	1,558,554
Containers & Packaging — 0.6%			Timken Co.	25,700	408,116
Smurfit-Stone Container Corp. (a)	499,100	673,785			5,269,436
Diversified Telecommunication Services — 0.0%			Media — 1.5%
Bell Aliant Regional Communications Income Fund	210	4,188	Harte-Hanks, Inc.	239,000	1,677,780
Electrical Equipment — 1.8%			Metals & Mining — 0.9%
Hubbell, Inc. Class B	56,400	2,023,068	Commercial Metals Co.	5,800	64,380
Electronic Equipment & Instruments — 1.6%			Steel Dynamics, Inc.	77,100	919,032
Anixter International, Inc. (a)	21,900	736,059			983,412
Ingram Micro, Inc. Class A (a)	84,800	1,130,384	Multi-Utilities — 11.0%
		1,866,443	Alliant Energy Corp.	119,900	3,522,662
Energy Equipment & Services — 3.1%			OGE Energy Corp.	174,600	4,766,580
BJ Services Co.	92,200	1,184,770	Wisconsin Energy Corp.	96,000	4,176,000
Rowan Cos., Inc.	47,100	854,394			12,465,242
Smith International, Inc.	43,200	1,489,536	Multiline Retail — 1.9%
		3,528,700	Saks, Inc. (a)	363,400	2,180,400
Food Products — 0.6%			Oil, Gas & Consumable Fuels — 3.7%
Dean Foods Co. (a)	28,700	627,382	Cabot Oil & Gas Corp. Class A	31,700	889,819
Health Care Equipment & Supplies — 1.5%			Newfield Exploration Co. (a)	67,700	1,555,746
Edwards Lifesciences Corp. (a)	31,200	1,648,608	Plains Exploration & Production Co. (a)	61,000	1,720,200
					4,165,765

See Notes to Financial Statements. MANAGED ACCOUNT SERIES OCTOBER 31, 2008 29

Schedule of Investments (concluded) Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals — 3.9%
King Pharmaceuticals, Inc. (a)	122,600	$ 1,077,654
Medicis Pharmaceutical Corp. Class A	193,300	2,758,391
Sepracor, Inc. (a)	37,600	500,832
		4,336,877
Real Estate Investment Trusts (REITs) — 3.2%
Boston Properties, Inc.	11,800	836,384
Brandywine Realty Trust	114,000	984,960
Cousins Properties, Inc. (c)	70,500	1,020,840
Lexington Corporate Properties Trust	90,700	728,321
		3,570,505
Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc.	45,900	1,304,937
Semiconductors & Semiconductor
Equipment — 1.0%
Broadcom Corp. Class A (a)	41,600	710,528
Microchip Technology, Inc.	14,700	362,061
		1,072,589
Software — 5.0%
Novell, Inc. (a)	593,000	2,763,380
TIBCO Software, Inc. (a)	557,800	2,872,670
		5,636,050
Specialty Retail — 3.1%
The Gap, Inc.	184,200	2,383,548
RadioShack Corp.	81,700	1,034,322
		3,417,870
Thrifts & Mortgage Finance — 1.7%
People’s United Financial, Inc.	111,500	1,951,250
Total Common Stocks — 88.8%		99,584,729

Exchange-Traded Funds
iShares Dow Jones U.S. Real Estate Index Fund	16,100	683,284
iShares Nasdaq Biotechnology Index Fund	8,000	571,280
iShares Russell Midcap Growth Index Fund	43,500	1,465,515
KBW Bank	74,900	2,173,598
MidCap SPDR Trust Series 1	21,800	2,254,120
SPDR® Gold Trust (a)	40,400	2,882,136
SPDR KBW Regional Banking	34,400	1,131,760
Total Exchange-Traded Funds — 9.9%		11,161,693
Total Long-Term Investments (Cost — $152,112,685) — 98.7%		110,746,422

	Beneficial
Short-Term Securities	Interest
	(000)
BlackRock Liquidity Series, LLC
Cash Sweep Series, 4.60% (d)(e)	$ 1,746	1,746,467
BlackRock Liquidity Series, LLC
Money Market Series, 1.57% (d)(e)(f)	1,900	1,900,200
Total Short-Term Securities (Cost — $3,646,667) — 3.3%		3,646,667
Total Investments (Cost — $155,759,352*) — 102.0%		114,393,089
Liabilities in Excess of Other Assets — (2.0)%		(2,198,132)
Net Assets — 100.0%		$ 112,194,957

* The cost and unrealized appreciation (depreciation) of investments as of October
31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$161,592,417
Gross unrealized appreciation		$ 640,328
Gross unrealized depreciation		(47,839,656)
Net unrealized depreciation		$ (47,199,328)
(a) Non-income producing security.
(b) Depositary receipts.
(c) Security or a portion of security is on loan.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 1,746,467	$55,933
BlackRock Liquidity Series, LLC
Money Market Series	$ 1,900,200	$52,456
Merrill Lynch Premier Institutional Fund	(7,241,650)	—

(e) Represents the current yield as of report date.
(f) Security was purchased with cash proceeds from securities loans.

• For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Effective May 1, 2008, the Portfolio adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional dis-
closures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Portfolio’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation		Investments in
Inputs		Securities
Level 1		$110,746,422
Level 2		3,646,667
Level 3		—
Total		$114,393,089

See Notes to Financial Statements. 30 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Statements of Assets and Liabilities
	U.S.	High	Global	Mid Cap Value
	Mortgage	Income	SmallCap	Opportunities
October 31, 2008 (Unaudited)	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments at value — unaffiliated[1,2]	$328,932,241	$ 79,889,679	$ 98,008,872	$110,746,422
Investments at value — affiliated[3]	3,416,272	2,207,730	18,253,106	3,646,667
Cash	519,022	245,172	—	—
Foreign currency at value[4]	—	82,484	5,440	—
Unrealized appreciation on swaps	1,287,956	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	156,010	6,768	—
Swap premiums paid	—	1,646	—	—
Investments sold receivable — unaffiliated	229,351,828	1,036,997	1,461,602	2,347,108
Investments sold receivable — affiliated	—	—	136,798	107,918
Interest receivable[5]	1,132,924	2,738,212	—	—
Swaps receivable	66,838	—	—	—
Principal paydowns receivable	1,553	761	—	—
Capital shares sold receivable	348,399	712,364	1,284,245	1,254,223
Margin variation receivable	7,238	—	—	—
Dividends receivable	—	13,451	182,637	82,675
Investment advisory fees receivable	21,452	20,923	45,329	23,686
Securities lending income receivable — affiliated	—	—	7,207	15,710
Prepaid expenses	7,481	6,377	8,354	9,894
Total assets	565,093,204	87,111,806	119,400,358	118,234,303

Liabilities
TBA sale commitments, at value[6]	166,983,185	—	—	—
Borrowed bonds at value[7]	13,490,542	—	—	—
Unrealized depreciation on swaps	637,433	161,233	—	—
Unrealized depreciation on foreign currency exchange contracts	—	383	10,437	—
Unrealized depreciation on unfunded loan commitments	—	6,562	—	—
Collateral at value — securities loaned	—	—	1,250,200	1,900,200
Investments purchased payable — unaffiliated	243,481,612	2,185,367	3,076,812	3,699,939
Investments purchased payable — affiliated	—	—	448,927	196,810
Dividends payable	752,435	1,766,675	—	—
Capital shares redeemed payable	9,586,631	—	199,979	214,547
Interest expense payable	175,680	—	—	—
Swaps payable	130,926	—	—	—
Officer’s and Trustees’ fees payable	8,324	8,325	9,243	8,292
Other affiliates payable	8,018	8,505	15,610	12,064
Other liabilities	—	1,532	—	—
Other accrued expenses payable	9,512	94	57,562	7,494
Total liabilities.	435,264,298	4,138,676	5,068,770	6,039,346
Net Assets	$129,828,906	$ 82,973,130	$114,331,588	$112,194,957

Net Assets Consist of
$0.01 par value, unlimited shares authorized	$ 140,367	$ 121,620	$ 139,463	$ 163,604
Paid-in capital in excess of par	139,315,341	121,768,859	155,979,735	171,583,455
Undistributed (distributions in excess of) net investment income	276,461	(91,829)	519,307	1,465,538
Accumulated net realized loss	(3,520,167)	(6,598,248)	(9,823,321)	(19,651,377)
Net unrealized appreciation/depreciation	(6,383,096)	(32,227,272)	(32,483,596)	(41,366,263)
Net Assets	$129,828,906	$ 82,973,130	$114,331,588	$112,194,957
Net asset value per share[8]	$ 9.25	$ 6.82	$ 8.20	$ 6.86
[1] Investment at cost — unaffiliated	$338,590,747	$112,091,386	$130,480,162	$152,112,685
[2] Securities loaned at value	—	—	$ 1,212,234	$ 1,965,234
[3] Investment at cost — affiliated	$ 3,438,887	$ 2,207,730	$ 18,253,106	$ 3,646,667
[4] Foreign currency at cost	—	$ 80,088	$ 5,999	—
[5] Interest receivable — affiliated	1,651	—	—	—
[6] Proceeds from TBA sale commitments	$170,264,406	—	—	—
[7] Proceeds from borrowed bonds	$ 12,887,741	—	—	—
[8] Shares outstanding	14,036,748	12,162,040	13,946,348	16,360,398

See Notes to Financial Statements.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

31

Statements of Operations
	U.S.	High	Global	Mid Cap Value
	Mortgage	Income	SmallCap	Opportunities
October 31, 2008 (Unaudited)	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income

Dividends	$ —	$ 40,903	$ 1,180,517	$ 1,357,519
Interest	4,156,797	4,929,767	1,595	624
Income — affiliated	198,178	103,755	220,459	55,933
Securities lending — affiliated	—	—	46,051	52,456
Foreign withholding tax	—	—	(78,855)	(988)
Total income	4,354,975	5,074,425	1,369,767	1,465,544

Expenses

Investment advisory	344,345	227,132	666,263	505,850
Custodian	14,920	8,413	148,677	22,433
Accounting services	31,605	27,661	40,446	34,917
Professional	18,405	19,290	20,145	17,689
Registration	10,558	11,599	11,094	10,344
Transfer agent	17,390	16,281	30,224	29,940
Printing	10,441	7,830	11,058	10,935
Officer and Trustees	8,794	8,262	8,758	8,779
Miscellaneous	14,823	22,421	11,394	7,096
Total expenses excluding interest expense	471,281	348,889	948,059	647,983
Interest expense	217,725	—	—	—
Total expenses	689,006	348,889	948,059	647,983
Less fees waived and reimbursed by advisor	(469,219)	(348,225)	(948,059)	(647,983)
Less fees paid indirectly	(2,062)	(664)	—	—
Total expenses after waiver and reimbursement and fees paid indirectly	217,725	—	—	—
Net investment income	4,137,250	5,074,425	1,369,767	1,465,544

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments[1]	(3,198,780)	(4,719,899)	(8,010,201)	(12,998,872)
Futures and swaps	577,200	11,232	—	—
Foreign currency	—	210,188	(91,114)	—
Options written	21,667	—	(295,647)	—
	(2,599,913)	(4,498,479)	(8,396,962)	(12,998,872)
Net change in unrealized appreciation/depreciation on:
Investments	(9,412,255)	(27,091,095)	(46,649,125)	(38,772,248)
Futures and swaps	(270,798)	(135,323)	—	—
Foreign currency	—	130,373	(18,583)	—
Options written	27,780	—	(21,624)	—
Unfunded loan commitments	—	(5,821)	—	—
TBA sale commitments	3,342,467	—	—	—
Borrowed bonds	(602,801)	—	—	—
	(6,915,607)	(27,101,866)	(46,689,332)	(38,772,248)
Total realized and unrealized loss	(9,515,520)	(31,600,345)	(55,086,294)	(51,771,120)
Net Decrease in Net Assets Resulting from Operations	$ (5,378,270)	$ (26,525,920)	$ (53,716,527)	$ (50,305,576)
[1] From affiliates	$ 14,741	—	—	—

See Notes to Financial Statements.

32 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Statements of Changes in Net Assets
	U.S. Mortgage Portfolio		High Income Portfolio
	Six Months		Six Months
	Ended	Year	Ended	Year
	October 31,	Ended	October 31,	Ended
	2008	April 30,	2008	April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2008	(Unaudited)	2008
Operations
Net investment income	$ 4,137,250	$ 7,797,552	$ 5,074,425	$ 8,918,601
Net realized loss	(2,599,913)	(342,617)	(4,498,479)	(2,158,540)
Net change in unrealized appreciation/depreciation	(6,915,607)	508,646	(27,101,866)	(7,689,416)
Net increase (decrease) in net assets resulting from operations	(5,378,270)	7,963,581	(26,525,920)	(929,355)

Dividends and Distributions to Shareholders From
Net investment income	(4,039,811)	(7,874,222)	(5,083,792)	(8,932,448)
Net realized gain	—	—	—	(2,296)
Decrease in net assets resulting from dividends and distributions to shareholders	(4,039,811)	(7,874,222)	(5,083,792)	(8,934,744)

Capital Share Transactions
Net increase (decrease) in net assets derived from share transactions	(3,066,341)	21,546,683	944,394	28,734,944

Net Assets
Total increase (decrease) in net assets	(12,484,422)	21,636,042	(30,665,318)	18,870,845
Beginning of period	142,313,328	120,677,286	113,638,448	94,767,603
End of period	$ 129,828,906	$ 142,313,328	$ 82,973,130	$ 113,638,448
End of period undistributed (distributions in excess of) net investment income	$ 276,461	$ 179,022	$ (91,829)	$ (82,462)

See Notes to Financial Statements.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

33

Statements of Changes in Net Assets (concluded)
			Mid Cap Value
	Global SmallCap Portfolio		Opportunities Portfolio
	Six Months		Six Months
	Ended	Year	Ended	Year
	October 31,	Ended	October 31,	Ended
	2008	April 30,	2008	April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2008	(Unaudited)	2008
Operations
Net investment income	$ 1,369,767	$ 2,182,985	$ 1,465,544	$ 1,692,939
Net realized gain (loss)	(8,396,962)	10,789,472	(12,998,872)	1,318,315
Net change in unrealized appreciation/depreciation	(46,689,332)	(8,321,202)	(38,772,248)	(11,239,493)
Net increase (decrease) in net assets resulting from operations	(53,716,527)	4,651,255	(50,305,576)	(8,228,239)

Dividends and Distributions to Shareholders From
Net investment income	(1,292,211)	(3,621,765)	(659,701)	(1,448,550)
Net realized gain	(3,206,259)	(11,916,272)	—	(14,399,620)
Decrease in net assets resulting from dividends and distributions to shareholders	(4,498,470)	(15,538,037)	(659,701)	(15,848,170)

Capital Share Transactions
Net increase in net assets derived from share transactions	8,163,570	40,899,511	2,844,186	57,133,522

Net Assets
Total increase (decrease) in net assets	(50,051,427)	30,012,729	(48,121,091)	33,057,113
Beginning of period	164,383,015	134,370,286	160,316,048	127,258,935
End of period	$ 114,331,588	$ 164,383,015	$ 112,194,957	$ 160,316,048
End of period undistributed net investment income	$ 519,307	$ 441,751	$ 1,465,538	$ 659,695

See Notes to Financial Statements.

34 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Financial Highlights
		U.S. Mortgage Portfolio
	Six Months
	Ended			Period
	October 31,			July 29, 2005[1]
		Year Ended April 30,
	2008			to April 30,
	(Unaudited)	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.88	$ 9.90	$ 9.72	$ 10.00
Net investment income[2]	0.27	0.56	0.53	0.34
Net realized and unrealized gain (loss)	(0.64)	(0.02)	0.15	(0.28)
Net increase (decrease) from investment operations	(0.37)	0.54	0.68	0.06
Dividends from net investment income	(0.26)	(0.56)	(0.50)	(0.34)
Net asset value, end of period	$ 9.25	$ 9.88	$ 9.90	$ 9.72

Total Investment Return
Based on net asset value	(3.78)%[3]	5.63%	7.19%	0.57%[3]

Ratios to Average Net Assets
Total expenses after waiver and reimbursement and fees paid indirectly and
excluding interest expense	0.00%[5]	0.00%[4]	0.00%	0.00%[5]
Total expenses after waiver and reimbursement and fees paid indirectly	0.30%[5]	0.39%	0.00%	0.00%[5]
Total expenses	0.94%[5]	1.02%	0.67%	0.75%[5]
Net investment income	5.66%[5]	5.64%	5.37%	4.57%[5]

Supplemental Data

Net assets, end of period (000)	$ 129,829	$ 142,254	$ 120,677	$ 83,031
Reverse repurchase agreements outstanding, end of period (000)	—	$ 21,951	—	—
Reverse repurchase agreements average daily balance	$ 3,560	$ 12,209	—	—
Portfolio turnover	798%[6]	2,804%[6]	1,316%	382%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Aggregate total investment return.
4 Less than 0.01% .
5 Annualized.
6 Includes TBA transactions, excluding these transactions the portfolio turnover would have been 48%.

See Notes to Financial Statements.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

35

Financial Highlights (continued)
		High Income Portfolio
	Six Months
	Ended			Period
	October 31,			July 29, 2005[1]
		Year Ended April 30,
	2008			to April 30,
	(Unaudited)	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.36	$ 10.29	$ 9.95	$ 10.00
Net investment income[2]	0.41	0.82	0.78	0.54
Net realized and unrealized gain (loss)	(2.54)	(0.93)	0.36	0.03
Net increase (decrease) from investment operations	(2.13)	(0.11)	1.14	0.57
Dividends and distributions from:
Net investment income	(0.41)	(0.82)	(0.80)	(0.62)
Net realized gain	—	(0.00)[3]	—	—
Total dividends and distributions	(0.41)	(0.82)	(0.80)	(0.62)
Net asset value, end of period	$ 6.82	$ 9.36	$ 10.29	$ 9.95

Total Investment Return
Based on net asset value	(23.57)%[4]	(0.98)%	11.98%	6.01%[4]

Ratios to Average Net Assets
Total expenses after waiver and reimbursement and fees paid indirectly and
excluding interest expense	0.00%[5]	0.00%	0.00%	0.00%[5]
Total expenses after waiver and reimbursement and fees paid indirectly	0.00%[5]	0.00%	0.00%	0.00%[5]
Total expenses	0.63%[5]	0.62%	0.66%	0.72%[5]
Net investment income	9.16%[5]	8.47%	7.97%	8.24%[5]

Supplemental Data
Net assets, end of period (000)	$ 82,973	$ 113,638	$ 94,768	$ 89,219
Portfolio turnover	28%	58%	91%	61%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Amount is less than $(0.01) per share.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

36 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Financial Highlights (continued)
		Global SmallCap Portfolio
	Six Months
	Ended			Period
	October 31,			August 2, 2005[1]
		Year Ended April 30,
	2008			to April 30,
	(Unaudited)	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 12.38	$ 13.36	$ 11.84	$ 10.00
Net investment income[2]	0.10	0.19	0.21	0.12
Net realized and unrealized gain (loss)	(3.94)	0.26	1.51	1.73
Net increase (decrease) from investment operations	(3.84)	0.45	1.72	1.85
Dividends and distributions from:
Net investment income	(0.10)	(0.34)	(0.10)	(0.01)
Net realized gain	(0.24)	(1.09)	(0.10)	(0.00)[3]
Total dividends and distributions	(0.34)	(1.43)	(0.20)	(0.01)
Net asset value, end of period	$ 8.20	$ 12.38	$ 13.36	$ 11.84

Total Investment Return
Based on net asset value	(31.88)%[4]	2.85%	15.03%	18.56%[4]

Ratios to Average Net Assets
Total expenses after waiver and reimbursement	0.00%[5]	0.00%	0.00%	0.00%[5]
Total expenses	1.21%[5]	1.22%	1.29%	1.47%[5]
Net investment income	1.75%[5]	1.48%	1.74%	1.51%[5]

Supplemental Data
Net assets, end of period (000)	$ 114,332	$ 164,383	$ 134,370	$ 79,601
Portfolio turnover	63%	110%	96%	63%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Amount is less than $(0.01) per share.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

37

Financial Highlights (concluded)
	Mid Cap Value Opportunities Portfolio
	Six Months
	Ended			Period
	October 31,			August 2, 2005[1]
		Year Ended April 30,
	2008			to April 30,
	(Unaudited)	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.97	$ 11.95	$ 11.50	$ 10.00
Net investment income[2]	0.09	0.13	0.15	0.11
Net realized and unrealized gain (loss)	(3.16)	(0.80)	1.15	1.48
Net increase (decrease) from investment operations	(3.07)	(0.67)	1.30	1.59
Dividends and distributions from:
Net investment income	(0.04)	(0.12)	(0.13)	(0.06)
Net realized gain	—	(1.19)	(0.72)	(0.03)
Total dividends and distributions	(0.04)	(1.31)	(0.85)	(0.09)
Net asset value, end of period	$ 6.86	$ 9.97	$ 11.95	$ 11.50

Total Investment Return
Based on net asset value	(30.90)%[3]	(6.54)%	12.51%	15.97%[3]

Ratios to Average Net Assets
Total expenses after waiver and reimbursement	0.00%[4]	0.00%	0.00%	0.00%[4]
Total expenses	0.83%[4]	0.85%	0.89%	1.00%[4]
Net investment income	1.88%[4]	1.22%	1.34%	1.43%[4]

Supplemental Data
Net assets, end of period (000)	$ 112,195	$ 160,316	$ 127,259	$ 78,386
Portfolio turnover	86%	148%	78%	84%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

38 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Managed Account Series (the “Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as a diversified, open-end management investment company. U.S. Mortgage Portfolio, High Income Portfolio, Global
SmallCap Portfolio and Mid Cap Value Opportunities Portfolio (the
“Portfolios” or individually the “Portfolio”) are each a series of the Fund.
The Portfolios are organized as Delaware statutory trusts. Each Portfolio’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Investors may only purchase shares in the four investment portfolios described herein by entering into a wrap-fee program or other managed account. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee pro-
grams including investment advice and portfolio execution.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Portfolios value their bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). Investments in open-end investment companies are valued at net-asset value each business day.
Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Portfolios’ pricing service or through brokers. Short-term securities are valued at amortized cost. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
The Portfolios value their investments in the BlackRock Liquidity Series,
LLC Cash Sweep Series and BlackRock Liquidity Series, LLC Money
Market Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an inde-
pendent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is sub-
sequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Portfolios may engage in various portfolio investment strategies both to increase the return of the
Portfolios and to hedge, or protect, its exposure to interest rate move-
ments and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

39

Notes to Financial Statements (continued)

•Financial futures contracts — Each Portfolio may purchase or sell financial futures contracts and options on such futures contracts for investment purposes or to manage its interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Portfolio agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the dif-
ference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Each Portfolio may enter into foreign currency exchange contracts as a hedge against either specific trans-
actions or portfolio positions. Foreign currency exchange contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the
Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counter-
parties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

•Options — Each Portfolio may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Portfolios purchase (write) an option, an amount equal to the premium paid (received) by the Portfolios is reflected as an asset and an equivalent liability. The amount of the asset (liability) is sub-
sequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exer-
cise of an option, the related premium paid (or received) is added to
(or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolios enter into a closing transaction), the Portfolios realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).
When each Portfolio writes a call option, such option is “covered”, meaning that each Portfolio holds the underlying security subject to being called by the option counterparty, or cash in an amount suffi-
cient to cover the obligation. When each Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from each Portfolio in a securities lending transaction.
European options are exercised at maturity date only.

In purchasing and writing options, the Portfolios bear the market risk of an unfavorable change in the price of the underlying security.
Exercise of a written option could result in the Portfolios purchasing a security at a price different from the current market value.

Each Portfolio may execute transactions in both listed and over-the-
counter options. Transactions in certain over-the-counter options may expose the Portfolio to the risk of default by the counterparty to the transaction.

•Covered call options — Each Portfolio may sell covered call options which are options that give the purchaser the right to require the
Portfolio to sell a security owned by the Portfolio to the purchaser at a specified price within a limited time period. A Portfolio will receive a premium (an up front payment) for selling a covered call option, and if the option expires unexercised because the price of the under-
lying security has gone down the premium received by the Portfolio will partially offset any unrealized losses on the underlying security.
By writing a covered call option, however, a Portfolio limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option.

•Swaps — The Portfolios may enter into swaps for investment purposes or to manage their interest rate risk. Each Portfolio may enter into swap agreements, in which the Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Portfolio are recorded in the accompanying Statement of Operations as realized gains or loss-
es, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of)
the closing transaction and the Portfolio’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the

40 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Notes to Financial Statements (continued)

Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to per-
form or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps — Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consider-
ation for a guarantee from the counterparty to make a specific pay-
ment should a negative credit event take place.

Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps — Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return.
To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obli-
gation, the Portfolio will receive a payment from or make a payment to the counterparty.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as compo-
nents of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset and Mortgaged-Backed Securities: Certain Portfolios may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional owner-
ship interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obliga-
tions of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans)
may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as bor-
rowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such an asset-
backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Portfolios may purchase in the secondary market certain mort-
gage pass-through securities. There are a number of important differ-
ences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the
Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.
However, mortgage-related securities issued by the Federal National
Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage
Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United
States and are supported by the right of the issuer to borrow from the Treasury.

Certain Portfolios invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the
Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults of assets under-
lying these securities, can affect the value, income and/or liquidity of such positions.

Borrowed Bond Agreements: In a borrowed bond agreement, the
Portfolios borrow securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date.
Borrowed bond agreements are primarily entered into to settle short positions. In a borrowed bond agreement, the Portfolios’ prime broker or third party broker takes possession of the underlying collateral secu-
rities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the borrowed bond transaction, including accrued interest. To the extent that borrowed bond transactions exceed one business day, the value of the collateral with any counterparty is “marked to market” on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Portfolios may be delayed or limited.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

41

Notes to Financial Statements (continued)

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Dollar, Mortgage, and Treasury Rolls: The Portfolios may sell mortgage-
backed securities or U.S. Treasury securities for delivery in the current month and simultaneously contract to repurchase substantially similar
(same type, coupon and maturity) securities on a specific future date at an agreed-upon price. Pools of mortgages collateralizing those securi-
ties may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold.
Proceeds of the sale will be invested in additional instruments for the
Portfolio, and the income from these investments will generate income for the Portfolio.

These techniques involve the risk that the market value of the securities that each Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of each Portfolio.

Floating Rate Loans: Certain Portfolios may invest in floating rate loans, which are generally non-investment grade, made by banks, other finan-
cial institutions and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Portfolio considers these investments to be investments in debt securities for purposes of its investment policies.

The Portfolio earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, con-
sent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income or expense. Prepayment penalty fees are recorded as gains or losses. When the Portfolio buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Portfolio may receive a commitment fee based on the undrawn portion of the underly-
ing line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Portfolio may include covenant waiver fees and covenant modification fees.

The Portfolio may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Portfolio may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Portfolio having a con-
tractual relationship only with the lender, not with the borrower. The
Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the
Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the
Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation.
The Portfolio’s investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Forward Commitments, When-Issued and Delayed Delivery Securities:
The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities pur-
chased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the pur-
chaser is not entitled to any of the interest earned prior to settlement.
When purchasing a security on a delayed-delivery basis, the Portfolios

42 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Notes to Financial Statements (continued)

assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Preferred Stock: Certain Portfolios may invest in preferred stocks.
Preferred stock has a preference over common stock in liquidation
(and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield char-
acteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.
Preferred stock also may be subject to optional or mandatory redemp-
tion provisions.

Borrowed Bonds: The Portfolios may engage in short selling of securities as a method of managing potential price declines in similar securities owned by the Portfolio. When a Portfolio engages in short selling, it may enter into a borrowed bond agreement to borrow the security sold short and deliver it to the brokerdealer with which it engaged in the short sale.
A gain, limited to the price at which a Portfolio sold the security short or pursuant to the borrowed bond agreement, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale or borrowed bond agreement if the market price is greater or less than the proceeds originally received.

TBA Commitments: The Portfolios may enter into to-be announced
(“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets.

Reverse Repurchase Agreements: The Portfolios may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, each Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repur-
chase agreements issued and outstanding is based upon market rates determined at the time of issuance. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that each Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bank-

ruptcy or becomes insolvent, each Portfolio’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce each Portfolio’s obligation to repurchase the securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Portfolios segregate assets in connection with certain investments (e.g., dollar rolls, TBA’s beyond normal settlement, extended settlements, options, reverse repurchase agreements, swaps, written options, forward foreign currency contracts or financial futures contracts), or certain borrowings (e.g., reverse repurchase agreements), each Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securi-
ties having a market value at least equal to the amount that would oth-
erwise be required to be physically segregated. Furthermore, based on the requirements and agreements with certain exchanges and third party broker-dealers, each Portfolio may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, reverse repurchase agreements, swaps and written options).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolios amortize all premiums and discounts on debt securities.

Dividends and Distributions: For Global SmallCap Portfolio and Mid Cap
Value Opportunities Portfolio, dividends from net investment income and distributions of capital gains paid by each Portfolio are recorded on the ex-dividend dates. For U.S. Mortgage Portfolio and High Income Portfolio,
dividends from net investment income are declared daily and paid monthly and distributions of capital gains are recorded on the ex-divi-
dend dates.

Securities Lending: Each Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

43

Notes to Financial Statements (continued)

borrower. The Portfolio may receive a flat fee for its loans. Loans of secu-
rities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the
Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securi-
ties either in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is each of the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Portfolios file U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Portfolios’ tax returns remains open for the years ended April 30, 2005 through April 30, 2007. The statutes of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB State-
ment No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial posi-
tion. In September 2008, FASB Staff Position No. 133-1 and FASB
Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133
and FASB Interpretation No. 45; and Clarification of the Effective Date of
FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends
FASB Statement No. 133, “Accounting for Derivative Instruments and
Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolios’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund, on behalf of each Portfolio, has entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide invest-
ment advisory and administration services. Merrill Lynch & Co. Inc.
(“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”)
are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each of the Fund’s portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of each Portfolio.
For such services, each Portfolio pays the Advisor a monthly fee at the annual rates set forth below, which are based on each Portfolio’s average daily net assets.

Investment
Advisory Fee

U.S. Mortgage Portfolio	0.46%
High Income Portfolio	0.41%
Global SmallCap Portfolio	0.85%
Mid Cap Value Opportunities Portfolio	0.65%

The Advisor benefits from the Portfolios being an investment option in a wrap program for which the Advisor’s affiliates receive fees. The
Advisor is contractually obligated to pay expenses it incurs in providing advisory services to the Portfolios and will reimburse the Portfolios for all of its expenses, except extraordinary expenses. This agreement has no fixed term. The Advisor waived expenses for each Portfolio as follows, which are included in fees waived and reimbursed by advisor on the
Statements of Operations:

	Investment	Investment
	Advisory Fee	Advisory Fee
	Earned	Waived

U.S. Mortgage Portfolio	$344,345	$344,345
High Income Portfolio	$227,132	$227,132
Global SmallCap Portfolio	$666,263	$666,263
Mid Cap Value Opportunities Portfolio	$505,850	$505,850

In addition, for the six months ended October 31, 2008, the Advisor reimbursed each Portfolio additional operating expenses as follows, which are included in fees waived and reimbursed by advisor on the
Statements of Operations:

44 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Notes to Financial Statements (continued)

Reimbursement
from
Advisor
U.S. Mortgage Portfolio	$124,874
High Income Portfolio	$121,093
Global SmallCap Portfolio	$281,796
Mid Cap Value Opportunities Portfolio	$142,133

The Advisor, on behalf of U.S. Mortgage Portfolio and High Income
Portfolio, has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc., (“BFM”) an affiliate of the
Advisor, under which the Advisor pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolios to the Advisor.

The Advisor, on behalf of Global SmallCap Portfolio and Mid Cap Value
Opportunities Portfolio, has entered into a sub-advisory agreement with
BlackRock Investment Management, LLC, (“BIM”) an affiliate of the
Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolios to the Advisor.

For the six months ended October 31, 2008, each Portfolio reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations, as follows:

Six Months Ended
October 31, 2008
U.S. Mortgage Portfolio	$1,180
High Income Portfolio	$ 889
Global SmallCap Portfolio	$1,372
Mid Cap Value Opportunities Portfolio	$1,369

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Portfolios’ transfer agent.

Effective October 1, 2008, the Fund has entered into separate Distribu-
tion Agreements and Distribution Plans with BlackRock Investments, Inc.
(“BII”) which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of
Merrill Lynch Group, Inc., and BII and BDI are affiliates of BlackRock, Inc.

The Portfolios have received an exemptive order from the SEC permitting them to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith
Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Portfolios have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates.
For the six months ended October 31, 2008, BIM received securities lending agent fees as follows:

Global SmallCap Portfolio	$11,343
MidCap Value Opportunities Portfolio	$12,625

In addition, for the six months ended October 31, 2008, MLPF&S received commissions on the execution of portfolio transactions for cer-
tain portfolios as follows:

Commissions
Global SmallCap Portfolio	$24,343
Mid Cap Value Opportunities Portfolio	$55,551

As mentioned above, the Advisor will reimburse the Portfolios for all such administration, custodian and transfer agent services.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of each Portfolio are officers and/or directors of BlackRock, Inc. or its affiliates. The Portfolios reimburse the advisor for compensation paid to the Portfolios’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments (including paydowns, TBA
transactions and excluding short-term securities and U.S. government securities), for the six months ended October 31, 2008, were as follows:

	Purchases	Sales
U.S. Mortgage Portfolio	$1,284,197,069	$1,189,759,091
High Income Portfolio	$ 37,043,744	$ 27,880,642
Global SmallCap Portfolio	$ 89,505,853	$ 87,054,495
Mid Cap Value Opportunities Portfolio	$ 138,431,774	$ 129,550,951

For the six months ended October 31, 2008, purchases and sales of
U.S. government securities were as follows:

	Purchases	Sales
U.S. Mortgage Portfolio	$ 71,424,102	$ 71,442,476
High Income Portfolio	—	—
Global SmallCap Portfolio	—	—
Mid Cap Value Opportunities Portfolio	—	—

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

45

Notes to Financial Statements (continued)

U.S. Mortgage Portfolio

Transactions in call options written for the six months ended October 31,
2008, were as follows:

		Premiums
	Contracts†	Received
Outstanding call options written,
beginning of period	10	$ 477,500
Options closed	(10)	(477,500)
Outstanding call options written, end
of period	—	$ —

† One contract represents a notional amount of $1,000,000.

Transactions in put options written for the six months ended October 31,
2008, were as follows:

		Premiums
	Contracts†	Received
Outstanding put options written,
beginning of period	10	$ 477,500
Options closed	(10)	(477,500)
Outstanding put options written, end
of period	—	$ —

† One contract represents a notional amount of $1,000,000.

Global Small Cap Portfolio

Transactions in call options written for the six months ended October 31,
2008, were as follows:

		Premiums
	Contracts†	Received
Outstanding call options written,
beginning of period	411	$ 35,112
Options written	483	461,228
Options exercised	(403)	(368,945)
Options closed	(491)	(127,395)
Outstanding call options written, end
of period	—	$ —

† One contract represents a notional amount of $1,000,000.

4. Short-Term Borrowings:

The Fund, on behalf of each Portfolio, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Fund’s current
Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Each Portfolio pays a com-
mitment fee of 0.06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous on the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the six months ended October 31, 2008.

5. Commitments:

High Income Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may, with its Advisor, also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Portfolio to furnish temporary financing to a borrower until perma-
nent financing can be arranged. As of October 31, 2008, the Portfolio had the following unfunded loan commitment:

		Value of
	Unfunded	Underlying
	Commitment	Loan
Borrower	(000)	(000)
Community Health Systems, Inc	17	$12,902

6. Foreign Currency Exchange Contracts:

Global SmallCap Portfolio

At October 31, 2008 the Portfolio had entered into foreign currency exchange contracts, under which it had agreed to purchase and sell various foreign currencies with approximate values of $29,000 and
$8,000, respectively.

7. Reverse Repurchase Agreements:

For the six months ended October 31, 2008 the U.S. Mortgage Port-
folio’s average interest rate was 1.18%

8. Capital Loss Carryforward:

High Income Portfolio

On April 30, 2008, the Portfolio had a capital loss carryforward of
$62,989, all of which expires in 2016. This amount will be available to offset future realized capital gains.

46 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Notes to Financial Statements (concluded)
9. Capital Share Transactions:
Transactions in shares were as follows:
	Six Months Ended		Year Ended
	October 31, 2008		April 30, 2008
	Shares	Amount	Shares	Amount
U.S. Mortgage Portfolio
Shares sold	2,870,171	$ 27,461,408	5,216,236	$ 51,448,188
Shares redeemed	(3,237,059)	(30,527,749)	(3,005,456)	(29,901,505)
Net increase (decrease)	(366,888)	$ (3,066,341)	2,210,780	$ 21,546,683
High Income Portfolio
Shares sold	1,812,494	$ 16,137,938	4,753,143	$ 45,930,852
Shares redeemed	(1,796,414)	(15,193,544)	(1,820,602)	(17,195,908)
Net increase	16,080	$ 944,394	2,932,541	$ 28,734,944
Global SmallCap Portfolio
Shares sold	2,702,093	$ 30,661,562	5,587,722	$ 71,363,229
Shares redeemed	(2,030,380)	(22,497,992)	(2,370,271)	(30,463,718)
Net increase	671,713	$ 8,163,570	3,217,451	$ 40,899,511
Mid Cap Value Opportunities Portfolio
Shares sold	2,940,387	$ 27,383,816	7,966,172	$ 83,365,088
Shares redeemed	(2,666,659)	(24,539,630)	(2,532,631)	(26,231,566)
Net increase	273,728	$ 2,844,186	5,433,541	$ 57,133,522

10. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the shareholders and directors of both companies and certain regulators. Subject to other regula-
tory approvals, the transaction is expected to close on or about December 31, 2008.

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

47

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Global SmallCap Portfolio, High Income Portfolio, Mid
Cap Value Opportunities Portfolio and U.S. Mortgage Portfolio (collectively, the “Portfolios”) of Managed Account Series (the “Fund”) met in April and
June 2008 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the
“Advisor”), the Fund’s investment advisor. The Board also considered the approval of the subadvisory agreements (collectively, the “Subadvisory
Agreement”) between the Advisor and BlackRock Investment Manage-
ment, LLC for the Global SmallCap Portfolio and Mid Cap Value Oppor-
tunities Portfolio, and the Advisor and BlackRock Financial Management,
Inc. for the High Income Portfolio and U.S. Mortgage Portfolio (collectively, the “Subadvisor”). The Advisor and the Subadvisor are referred to herein as “BlackRock.” For simplicity, the Portfolios and the Fund are referred to herein as the “Fund.” The Advisory Agreement and the Subadvisory
Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Trustees”). The Trustees are responsible for the oversight of the opera-
tions of the Fund and perform the various duties imposed on the direc-
tors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee.
The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee
and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. ., and certain affiliates (the “Transaction”), the Fund entered into the Advisory
Agreement with an initial two-year term and the Advisor entered into the
Subadvisory Agreement with the Subadvisor with an initial two-year term.
Consistent with the 1940 Act, prior to the expiration of the Agreements’
respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, admin-
istrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regula-
tory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the rea-
sons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution, if applicable; (c) Fund operating expenses, if appli-
cable; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and proce-
dures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of bro-
kerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the
Agreements. At an in-person meeting held on June 5 – 6, 2008, the
Fund’s Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Advisor and the
Fund for a one-year term ending June 30, 2009 and the Subadvisory
Agreement between the Advisor and BlackRock Investment Management,
LLC for a one-year term ending June 30, 2009 and the Subadvisory
Agreement between the Advisor and BlackRock Financial Management,
Inc. for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meet-
ing, the Board requested and BlackRock provided additional informa-
tion, as detailed below, in advance of the June 5 – 6, 2008 Board meet-
ing. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment per-
formance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by
BlackRock and certain affiliates from the relationship with the Fund;
(d) economies of scale; and (e) other factors.

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations.

48 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the investment performance of the
Fund as compared with a peer group of funds as determined by Lipper
(“Peers”); (b) information on the profitability of the Agreements to
BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients;
(d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of manage-
ment fees classified by Lipper, if applicable. At the April 10, 2008 meet-
ing, the Board requested and subsequently received from BlackRock
(i) a comprehensive analysis of total expenses on a fund-by-fund basis;
(ii) further analysis of investment performance; (iii) further data regarding
Fund profitability, Fund size and Fund fee levels; and (iv) additional infor-
mation on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings, and direct and indirect bene-
fits to BlackRock and its affiliates from their relationship with the Fund.
The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with
BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the

Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addi-
tion to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers;
(iv) organizing Board meetings and preparing the materials for such
Board meetings; (v) providing legal and compliance support; and (vi)
performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing require-
ments. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Global SmallCap Portfolio ranked in the first and third quartiles on a net basis against its Lipper peer universe for the one year and since inception periods ended December 31, 2007, respectively. In considering the Advisory Agreement, the Board noted that Global SmallCap Portfolio’s performance was better than comparable funds for the one year period, but worse than comparable funds for the since inception period. The Mid
Cap Value Opportunities Portfolio ranked in the first quartile on a net basis against its Lipper peer universe for each of the one year and since inception periods ended December 31, 2007, respectively.

The Board noted with favor that BlackRock had generally avoided signifi-
cant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the last 18 months. The High Income
Portfolio ranked in the first quartile on a net basis against its Lipper peer universe for each of the one year and since inception periods ended
December 31, 2007, respectively. The U.S. Mortgage Portfolio ranked in the first quartile on a net basis against its Lipper peer universe for each of the one year and since inception periods ended December 31, 2007,

MANAGED ACCOUNT SERIES OCTOBER 31, 2008 49

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

respectively. The Board considered BlackRock’s planned changes in its fixed-income organization.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Trustees, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund.
The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended
December 31, 2007 compared to aggregated profitability data
provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board did not consider each Portfolio’s advisory fees as compared to its Peers, but emphasized that shares of each Portfolio may be pur-
chased and held only by or on behalf of separately managed account clients who have retained BlackRock to manage their accounts pursuant to an investment management agreement with BlackRock and/or a managed account program sponsor. The Board took into account that
BlackRock has contractually agreed to waive all fees and pay or reim-
burse all expenses of each Portfolio, except extraordinary expenses, thereby lowering Fund expenses.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici-
pate in these economies of scale. The Board, including the Independent
Trustees, considered whether the shareholders would benefit from econo-
mies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add per-
sonnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s man-
agement arrangement is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund and certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock Invest-
ment Management, LLC for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock
Financial Management, Inc. for a one-year term ending June 30, 2009.
Based upon its evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the
Agreements were fair and reasonable and in the best interest of the
Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together.
The Independent Trustees were also assisted by the advice of indepen-
dent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Trustees and predecessor Trustees, and discussions between the
Trustees (and predecessor Trustees) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

50 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Trustee and Member of
the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Richard R. West, Trustee and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Custodians
U.S. Mortgage Portfolio
High Income Portfolio
State Street Bank and
Trust Company
Boston, MA 02101

Global SmallCap Portfolio
Mid Cap Value Opportunities Portfolio
Brown Brothers
Harriman & Co.
Boston, MA 02101

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr &
Gallagher LLP
New York, NY 10019

MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

51

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

52 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

MANAGED ACCOUNT SERIES OCTOBER 31, 2008 53

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Equity Dividend Fund	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock EuroFund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Focus Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Value Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Opportunities Portfolio

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

54 MANAGED ACCOUNT SERIES

OCTOBER 31, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Portfolios unless accompanied or preceded by the Portfolios’ current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

Shares of the Portfolios may be purchased and held only by or on behalf of separately managed account clients who have retained
BlackRock Advisors, LLC or an affiliate (“BlackRock”) to manage their accounts pursuant to an investment management agreement with BlackRock and/or a managed account program sponsor.

Managed Account Series

100 Bellevue Parkway

Wilmington, DE 19809

#MAS-10/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Managed Account Series

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: December 19, 2008